UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
	   	 --------

		FORM N-CSR
		 --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUND
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

DATE OF REPORTING PERIOD:  JUNE 30, 2004

Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows


First Investors Logo

The words "LIFE SERIES FUND" in a rectangular blue box across the top of the page.

BLUE CHIP
CASH MANAGEMENT
DISCOVERY
FOCUSED EQUITY
GOVERNMENT
GROWTH
HIGH YIELD
INTERNATIONAL SECURITIES
INVESTMENT GRADE
TARGET MATURITY 2007
TARGET MATURITY 2010
TARGET MATURITY 2015
VALUE

SEMIANNUAL REPORT
June 30, 2004


Portfolio of Investments
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.5%
              Consumer Discretionary--12.7%
    11,700    Autoliv, Inc.                                                                       $493,740         $28
    11,800  * Bed Bath & Beyond, Inc.                                                              453,710          26
    10,500    Best Buy Company, Inc.                                                               532,770          30
    14,400    Carnival Corporation                                                                 676,800          38
    14,300    Clear Channel Communications, Inc.                                                   528,385          30
    25,914  * Comcast Corporation - Class "A"                                                      726,369          41
    18,100  * Comcast Corporation - Special Class "A"                                              499,741          28
     8,600  * eBay, Inc.                                                                           790,770          45
     7,100    Gannett Company, Inc.                                                                602,435          34
    49,100    Gap, Inc.                                                                          1,190,675          67
    12,700    Harley-Davidson, Inc.                                                                786,638          44
    57,700    Hilton Hotels Corporation                                                          1,076,682          61
    54,300    Home Depot, Inc.                                                                   1,911,360         108
    55,900    International Game Technology                                                      2,157,740         122
    13,000  * Kohl's Corporation                                                                   549,640          31
    56,200  * Liberty Media Corporation - Class "A"                                                505,238          29
    14,500    Lowe's Companies, Inc.                                                               761,975          43
    37,100    McDonald's Corporation                                                               964,600          55
     8,100    News Corporation, Ltd. (ADR)                                                         286,902          16
     9,700    NIKE, Inc.                                                                           734,775          41
     7,500    Omnicom Group, Inc.                                                                  569,175          32
    30,600    Target Corporation                                                                 1,299,582          74
    78,000  * Time Warner, Inc.                                                                  1,371,240          78
    17,500    TJX Companies, Inc.                                                                  422,450          24
    41,900    Viacom, Inc. - Class "B"                                                           1,496,668          85
    43,100    Walt Disney Company                                                                1,098,619          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,488,679       1,272
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.7%
    24,700    Altria Group, Inc.                                                                 1,236,235          70
    16,800    Anheuser-Busch Companies, Inc.                                                       907,200          51
    13,200    Avon Products, Inc.                                                                  609,048          35
    35,100    Coca-Cola Company                                                                  1,771,848         100
    13,700    Colgate-Palmolive Company                                                            800,765          45
    17,100    Costco Wholesale Corporation                                                         702,297          40
    15,300    CVS Corporation                                                                      642,906          36
    11,500    General Mills, Inc.                                                                  546,595          31
    17,200    Gillette Company                                                                     729,280          41
     8,500    Kimberly-Clark Corporation                                                           559,980          32
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    38,100    PepsiCo, Inc.                                                                     $2,052,828        $116
    46,600    Procter & Gamble Company                                                           2,536,904         144
    16,300    SYSCO Corporation                                                                    584,681          33
    22,200    Walgreen Company                                                                     803,862          46
    49,600    Wal-Mart Stores, Inc.                                                              2,616,896         148
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,101,325         968
----------------------------------------------------------------------------------------------------------------------
              Energy--6.5%
    17,200    BP PLC (ADR)                                                                         921,404          52
   105,200    Chesapeake Energy Corporation                                                      1,548,544          88
    15,900    ChevronTexaco Corporation                                                          1,496,349          85
    14,773    ConocoPhillips                                                                     1,127,032          64
     1,400    Devon Energy Corporation                                                              92,400           5
    14,400    EnCana Corporation                                                                   621,504          35
    74,500    ExxonMobil Corporation                                                             3,308,545         187
    17,900    Schlumberger, Ltd.                                                                 1,136,829          64
    29,000  * Transocean, Inc.                                                                     839,260          48
     5,500    Valero Energy Corporation                                                            405,680          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,497,547         651
----------------------------------------------------------------------------------------------------------------------
              Financials--18.3%
    28,800    Allstate Corporation                                                               1,340,640          76
    39,300    American Express Company                                                           2,019,234         114
    47,200    American International Group, Inc.                                                 3,364,416         190
    30,407    Bank of America Corporation                                                        2,573,040         146
    48,600    Bank of New York Company, Inc.                                                     1,432,728          81
    17,600    Bank One Corporation                                                                 897,600          51
       250  * Berkshire Hathaway, Inc. - Class "B"                                                 738,750          42
    13,500    Chubb Corporation                                                                    920,430          52
    94,400    Citigroup, Inc.                                                                    4,389,600         248
     6,700    Compass Bancshares, Inc.                                                             288,100          16
    19,000    Fannie Mae                                                                         1,355,840          77
    13,900    Freddie Mac                                                                          879,870          50
    35,600    JPMorgan Chase & Company                                                           1,380,212          78
    13,900    Marsh & McLennan Companies, Inc.                                                     630,782          36
    36,800    MBNA Corporation                                                                     949,072          54
    47,000    Merrill Lynch & Company, Inc.                                                      2,537,060         143
    28,200    Morgan Stanley                                                                     1,488,114          84
    42,900    New York Community Bancorp, Inc.                                                     842,127          48
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    49,400    UnumProvident Corporation                                                           $785,460         $44
    17,000    Washington Mutual, Inc.                                                              656,880          37
    48,800    Wells Fargo & Company                                                              2,792,824         158
----------------------------------------------------------------------------------------------------------------------
                                                                                                32,262,779       1,825
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.5%
    26,700    Abbott Laboratories                                                                1,088,292          62
    36,800  * Amgen, Inc.                                                                        2,008,176         114
     8,900  * Anthem, Inc.                                                                         797,084          45
    26,000  * Boston Scientific Corporation                                                      1,112,800          63
    12,900    Cardinal Health, Inc.                                                                903,645          51
    19,800    Eli Lilly & Company                                                                1,384,218          78
    10,800  * Forest Laboratories, Inc.                                                            611,604          35
    11,800  * Genentech, Inc.                                                                      663,160          37
     8,700    Guidant Corporation                                                                  486,156          27
    57,600    Johnson & Johnson                                                                  3,208,320         182
    28,900    Medtronic, Inc.                                                                    1,408,008          80
    28,200    Merck & Company, Inc.                                                              1,339,500          76
    32,800    Novartis AG                                                                        1,459,600          83
   151,940    Pfizer, Inc.                                                                       5,208,503         295
    15,900    Teva Pharmaceutical Industries, Ltd. (ADR)                                         1,069,911          60
    77,900  * TLC Vision Corporation                                                               906,756          51
    18,300    UnitedHealth Group, Inc.                                                           1,139,175          64
     5,100  * Varian Medical Systems, Inc.                                                         404,685          23
    10,800    Wyeth                                                                                390,528          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,590,121       1,448
----------------------------------------------------------------------------------------------------------------------
              Industrials--11.5%
    17,800    3M Company                                                                         1,602,178          91
    10,500    Boeing Company                                                                       536,445          30
    25,600    Cendant Corporation                                                                  626,688          35
    12,200    Danaher Corporation                                                                  632,570          36
    17,000    Deere & Company                                                                    1,192,380          67
    11,300    Emerson Electric Company                                                             718,115          41
     2,700    FedEx Corporation                                                                    220,563          13
   153,400    General Electric Company                                                           4,970,160         281
    19,900    Honeywell International, Inc.                                                        728,937          41
     7,900    Illinois Tool Works, Inc.                                                            757,531          43
    23,700    Lockheed Martin Corporation                                                        1,234,296          70
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    34,400    Masco Corporation                                                                 $1,072,592         $61
    12,600    Northrop Grumman Corporation                                                         676,620          38
    32,600    SPX Corporation                                                                    1,513,944          86
    44,800    Tyco International, Ltd.                                                           1,484,672          84
    10,900    United Parcel Service, Inc. - Class "B"                                              819,353          46
    16,800    United Technologies Corporation                                                    1,536,864          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,323,908       1,150
----------------------------------------------------------------------------------------------------------------------
              Information Technology--18.6%
    33,100  * Alvarion, Ltd.                                                                       439,568          25
    20,900  * Amdocs, Ltd.                                                                         489,687          28
    18,100    Analog Devices, Inc.                                                                 852,148          48
    49,000  * Applied Materials, Inc.                                                              961,380          54
    19,200    Automatic Data Processing, Inc.                                                      804,096          46
   145,700  * Cisco Systems, Inc.                                                                3,453,090         195
    16,200  * Comverse Technology, Inc.                                                            323,028          18
    54,200  * Dell, Inc.                                                                         1,941,444         110
    61,000  * EMC Corporation                                                                      695,400          39
    35,400    First Data Corporation                                                             1,576,008          89
    58,600    Hewlett-Packard Company                                                            1,236,460          70
   135,300    Intel Corporation                                                                  3,734,280         211
    25,300    International Business Machines Corporation                                        2,230,195         126
   200,500    Microsoft Corporation                                                              5,726,280         324
    45,700    Motorola, Inc.                                                                       834,025          47
    33,400    Nokia Corporation - Class "A" (ADR)                                                  485,636          28
    29,700  * NVIDIA Corporation                                                                   608,850          35
    86,000  * Oracle Corporation                                                                 1,025,980          58
    13,100    QUALCOMM, Inc.                                                                       956,038          54
    12,400  * Symantec Corporation                                                                 542,872          31
    68,164    Taiwan Semiconductor Manufacturing Co.,
                Ltd. (ADR)                                                                         566,447          32
    26,500  * Telefonaktiebolaget LM Ericsson AB -
                Class "B" (ADR)                                                                    792,880          45
    43,900    Texas Instruments, Inc.                                                            1,061,502          60
    19,100  * Veritas Software Corporation                                                         529,070          30
   106,600  * Western Digital Corporation                                                          923,156          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                32,789,520       1,855
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials--3.1%
    27,200    Alcoa, Inc.                                                                         $898,416         $51
    18,500    Dow Chemical Company                                                                 752,950          43
    20,900    DuPont (E.I.) de Nemours & Company                                                   928,378          53
    19,300    Georgia-Pacific Corporation                                                          713,714          40
    14,700    International Paper Company                                                          657,090          37
    14,800    Newmont Mining Corporation                                                           573,648          32
     6,700  * OM Group, Inc.                                                                       221,167          13
    18,700    Praxair, Inc.                                                                        746,317          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,491,680         311
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.2%
    19,800    BellSouth Corporation                                                                519,156          29
    43,600  * Nextel Communications, Inc. - Class "A"                                            1,162,376          66
    17,500    SBC Communications, Inc.                                                             424,375          24
    34,300    Verizon Communications, Inc.                                                       1,241,317          70
    26,900    Vodafone Group PLC (ADR)                                                             594,490          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,941,714         223
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.4%
    52,900    Duke Energy Corporation                                                            1,073,341          61
    24,200    Exelon Corporation                                                                   805,618          46
    28,300    ONEOK, Inc.                                                                          622,317          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,501,276         142
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $135,763,604)                                               173,988,549       9,845
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--1.2%
    $2,200M   U.S. Treasury Bills, 1.01%, 7/15/04
                (cost $2,199,136)                                                                2,199,136         124
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $137,962,740)                                        99.7%    176,187,685       9,969
Other Assets, Less Liabilities                                                          .3         556,445          31
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $176,744,130     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR American Depositary Receipts

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                        Interest                 $10,000 of
     Amount   Security                                                                 Rate*         Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--42.3%
      $250M   American General Finance Corp., 7/28/04                                 1.19%       $249,777        $309
       300M   Anheuser-Busch Cos., Inc., 8/4/04+                                      1.27         299,640         370
       250M   Coca-Cola Co., 7/9/04                                                   1.02         249,943         309
       300M   DuPont (E.I.) de Nemours & Co., 7/22/04                                 1.25         299,781         370
       250M   Florida Power & Light Co., 7/2/04                                       1.10         249,992         309
       300M   Gannett Co., Inc., 7/8/04+                                              1.02         299,940         370
       300M   National Rural Utilities Cooperative
                Finance Corp., 7/20/04                                                1.19         299,812         370
       300M   New Jersey Natural Gas Co., 7/28/04                                     1.30         299,708         370
       300M   New York Times Co., 7/19/04                                             1.25         299,813         370
       300M   Proctor & Gamble Co., 7/29/04+                                          1.22         299,715         370
       250M   United Parcel Service, Inc., 7/1/04                                      .98         250,000         309
       325M   Verizon Network Funding Corp., 7/20/04                                  1.30         324,777         402
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $3,422,898)                                                 3,422,898       4,228
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--31.9%
              Fannie Mae:
        50M     7/19/04                                                               1.40          50,123          62
        50M     8/6/04                                                                1.40          49,930          62
       300M     2/14/05                                                               1.38         300,000         371
       200M     5/3/05                                                                1.36         200,000         247
       100M     5/23/05                                                               1.75         100,000         123
              Federal Farm Credit Bank:
       300M     7/21/04                                                               1.15         299,808         370
       200M     2/9/05                                                                1.32         205,314         254
              Federal Home Loan Bank:
        15M     7/1/04                                                                1.40          15,000          18
       200M     1/28/05                                                               1.39         199,963         247
       100M     2/15/05                                                               1.36         101,853         126
       300M     2/23/05                                                               1.41         299,939         370
       165M     3/24/05                                                               1.29         165,000         204
       200M     5/27/05                                                               1.78         200,000         247
       200M     6/1/05                                                                2.19         199,763         246
       200M   Freddie Mac, 7/13/04                                                    1.13         199,925         247
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $2,586,618)                                                                              2,586,618       3,194
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                         Interest                $10,000 of
     Amount   Security                                                                  Rate*        Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--11.1%
      $300M   Fannie Mae, 9/10/04                                                     1.35%       $300,000        $371
       300M   Merrill Lynch & Co., Inc., 1/31/05                                      1.29         300,000         371
       300M   Student Loan Marketing
                Association, 11/18/04                                                 1.38         300,000         371
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $900,000)                                                 900,000       1,113
----------------------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--6.8%
       300M   Bank of America, NA, 7/14/04                                            1.24         299,866         370
       250M   Regions Bank, 7/9/04                                                    1.11         249,938         309
----------------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $549,804)                                                549,804         679
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--6.2%
              U.S. Treasury Bills:
       200M     7/15/04                                                               1.04         199,919         247
       300M     7/15/04                                                               1.14         299,867         370
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $499,786)                                         499,786         617
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $7,959,106)++                                        98.3%      7,959,106       9,831
Other Assets, Less Liabilities                                                         1.7         136,743         169
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $8,095,849     $10,000
======================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates on floating rate notes are adjusted periodically; the rates shown are the rates in effect at June
   30, 2004.

 + Security exempt from registration under Rule 144A of the Securities
   Act of 1933 (see Note 5).

++ Aggregate cost for federal income tax purposes is the same.

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--96.3%
              Consumer Discretionary--15.5%
    51,800  * Adesa, Inc.                                                                       $1,245,272        $100
    68,400  * Aeropostale, Inc.                                                                  1,840,644         147
   121,900  * Champion Enterprises, Inc.                                                         1,119,042          89
    24,400  * Chico's FAS, Inc.                                                                  1,101,904          88
    11,300    Claire's Stores, Inc.                                                                245,210          20
    39,800    Foot Locker, Inc.                                                                    968,732          77
    16,900  * Getty Images, Inc.                                                                 1,014,000          81
    14,100  * Guitar Center, Inc.                                                                  627,027          50
    44,100  * Jarden Corporation                                                                 1,587,159         127
    25,650  * Jos. A. Bank Clothiers, Inc.                                                         805,154          64
    48,200  * Keystone Automotive Industries, Inc.                                               1,344,298         107
    39,400    K-Swiss, Inc. - Class "A"                                                            796,274          64
    63,800  * Navigant International, Inc.                                                       1,135,002          91
    56,700  * Nevada Gold & Casinos, Inc.                                                          762,615          61
     8,800  * Pacific Sunwear of California, Inc.                                                  172,216          14
    34,900  * Quicksilver, Inc.                                                                    830,969          66
    44,900  * Scientific Games Corporation - Class "A"                                             859,386          69
    34,700  * Select Comfort Corporation                                                           985,480          79
    58,000  * Source Interlink Companies, Inc.                                                     644,960          52
     9,200  * Tractor Supply Company                                                               384,744          31
    14,400  * Urban Outfitters, Inc.                                                               877,104          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,347,192       1,547
----------------------------------------------------------------------------------------------------------------------
              Energy--6.3%
    26,300    Ashland, Inc.                                                                      1,388,903         111
    10,300    CARBO Ceramics, Inc.                                                                 702,975          56
    50,700    Chesapeake Energy Corporation                                                        746,304          60
    60,100  * Energy Partners, Ltd.                                                                919,530          73
    20,000    Holly Corporation                                                                    748,000          60
    24,100    Patterson-UTI Energy, Inc.                                                           805,181          64
    44,100  * Swift Energy Company                                                                 972,846          78
    32,400  * TETRA Technologies, Inc.                                                             869,940          70
    15,700    World Fuel Services Corporation                                                      707,756          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,861,435         629
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials--6.7%
    19,800  * Affiliated Managers Group, Inc.                                                     $997,326         $80
    26,100  * First Marblehead Corporation                                                       1,050,786          84
    29,200    HCC Insurance Holdings, Inc.                                                         975,572          78
    17,700    Montpelier Re Holdings, Ltd.                                                         618,615          50
    30,900    Odyssey Re Holdings Corporation                                                      741,600          59
    92,500    Origen Financial, Inc.                                                               735,375          59
    35,900    RAIT Investment Trust (REIT)                                                         884,935          71
    38,800  * Saxon Capital, Inc.                                                                  885,804          71
    26,600    Thornburg Mortgage, Inc.                                                             716,870          57
    18,000    Westcorp, Inc.                                                                       818,100          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,424,983         674
----------------------------------------------------------------------------------------------------------------------
              Health Care--20.7%
    25,950  * AmSurg Corporation                                                                   652,124          52
    40,100  * Aspect Medical Systems, Inc.                                                         740,647          59
    37,900  * Axcan Pharma, Inc.                                                                   799,690          64
    40,800  * Centene Corporation                                                                1,572,840         126
    59,500  * CollaGenex Pharmaceuticals, Inc.                                                     560,490          45
    33,200  * CV Therapeutics, Inc.                                                                556,432          44
    21,450  * DaVita, Inc.                                                                         661,304          53
    86,700  * Discovery Laboratories, Inc.                                                         831,453          67
   345,700  * Endocare, Inc.                                                                       829,680          66
    29,600  * Eon Labs, Inc.                                                                     1,211,528          97
    12,400  * Fisher Scientific International, Inc.                                                716,100          57
    13,600  * Gen-Probe, Inc.                                                                      643,552          51
    37,800  * KV Pharmaceutical Company - Class "A"                                                872,802          70
    42,300  * LabOne, Inc.                                                                       1,344,294         108
    35,900    Matthews International Corporation - Class "A"                                     1,182,545          95
    19,700    Medicis Pharmaceutical Corporation - Class "A"                                       787,015          63
    23,400  * MGI Pharma, Inc.                                                                     632,034          51
    48,200  * Nabi Biopharmaceuticals                                                              685,404          55
    13,100  * Neurocrine Biosciences, Inc.                                                         679,235          54
    16,900  * Onyx Pharmaceuticals, Inc.                                                           715,884          57
    42,000    PolyMedica Corporation                                                             1,303,680         104
    16,600  * Psychiatric Solutions, Inc.                                                          413,838          33
    49,320  * SFBC International, Inc.                                                           1,545,196         124
    92,000  * SuperGen, Inc.                                                                       593,400          47
    14,100  * Taro Pharmaceuticals Industries, Ltd.                                                613,350          49
    26,100  * Telik, Inc.                                                                          623,007          50
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
   112,500  * TriPath Imaging, Inc.                                                             $1,058,625         $85
    31,900  * VCA Antech, Inc.                                                                   1,429,758         114
    39,500    West Pharmaceutical Services, Inc.                                                 1,670,850         134
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,926,757       2,074
----------------------------------------------------------------------------------------------------------------------
              Industrials--11.1%
    48,500  * AGCO Corporation                                                                     987,945          79
    42,600    Angelica Corporation                                                               1,069,685          85
    23,900  * Education Management Corporation                                                     785,354          63
    17,600  * ESCO Technologies, Inc.                                                              939,136          75
   132,400  * EVCI Career Colleges, Inc.                                                         1,391,524         111
    28,700  * II-VI, Inc.                                                                          879,942          70
   112,800  * Kansas City Southern                                                               1,748,400         140
    32,900  * MTC Technologies, Inc.                                                               849,478          68
    17,200    Oshkosh Truck Corporation                                                            985,732          79
    41,200    Ritchie Brothers Auctioneers, Inc.                                                 1,199,332          96
    51,200  * SI International, Inc.                                                             1,043,968          83
    50,100    United Industrial Corporation                                                      1,169,835          94
    47,700    Wabtec Corporation                                                                   860,508          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,910,839       1,112
----------------------------------------------------------------------------------------------------------------------
              Information Technology--31.0%
    50,700  * Andrew Corporation                                                                 1,014,507          81
    19,000  * Ask Jeeves, Inc.                                                                     741,570          59
    60,400  * Aspect Communications Corporation                                                    857,680          69
    51,600  * ATMI, Inc.                                                                         1,409,196         113
    56,600  * Autobytel, Inc.                                                                      513,928          41
    34,900    BEI Technologies, Inc.                                                               988,019          79
    35,800  * Catapult Communications Corporation                                                  823,400          66
    22,000  * CheckFree Corporation                                                                660,000          53
    42,400  * Cognizant Technology Solutions Corporation -
                Class "A"                                                                        1,077,384          86
    31,700  * Digital River, Inc.                                                                1,034,371          83
    25,200  * Digital Theater Systems, Inc.                                                        658,980          53
    26,000  * DSP Group, Inc.                                                                      708,240          57
    63,000  * eCollege.com, Inc.                                                                 1,008,000          81
    24,700  * Electronics for Imaging, Inc.                                                        698,022          56
    20,400  * Embarcadero Technologies, Inc.                                                       252,144          20
    79,700  * Epicor Software Corporation                                                        1,119,785          90
    13,500  * Excel Technology, Inc.                                                               448,875          36
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    18,900    Fair Isaac Corporation                                                              $630,882         $50
    59,400  * FindWhat.com                                                                       1,374,516         110
    15,000  * FLIR Systems, Inc.                                                                   823,500          66
    44,900  * Global Imaging Systems, Inc.                                                       1,646,034         132
    20,600  * Hyperion Solutions Corporation                                                       900,632          72
    31,400  * Integrated Circuit Systems, Inc.                                                     852,824          68
   143,000  * Intelligroup, Inc.                                                                   740,740          59
    23,400  * International Rectifier Corporation                                                  969,228          77
    35,100    Inter-Tel, Inc.                                                                      876,447          70
    65,200  * Intervoice, Inc.                                                                     747,844          60
    18,150  * Kronos, Inc.                                                                         747,780          60
    78,700  * Lawson Software, Inc.                                                                557,196          44
    63,800  * Measurement Specialties, Inc.                                                      1,378,080         110
   132,200  * MEMC Electronic Materials, Inc.                                                    1,306,136         104
    29,500  * MICROS Systems, Inc.                                                               1,415,115         113
    87,000  * MPS Group, Inc.                                                                    1,054,440          84
   178,500  * Optimal Group, Inc.                                                                1,356,600         108
    37,600  * Pixelworks, Inc.                                                                     576,032          46
    44,300  * Progress Software Corporation                                                        959,981          77
    99,600  * QAD, Inc.                                                                          1,056,756          84
    37,400  * Rofin-Sinar Technologies, Inc.                                                       949,586          76
    14,000  * Sigmatel, Inc.                                                                       406,840          33
    27,800    StarTek, Inc.                                                                        995,240          80
    92,900  * TIBCO Software, Inc.                                                                 785,005          63
    22,200  * Varian Semiconductor Equipment Associates, Inc.                                      856,032          68
    72,700  * ZiLOG, Inc.                                                                          796,792          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,774,359       3,101
----------------------------------------------------------------------------------------------------------------------
              Materials--2.6%
    76,000    AMCOL International Corporation                                                    1,440,200         115
    54,000  * Headwaters, Inc.                                                                   1,400,220         112
    22,700    Penford Corporation                                                                  398,385          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,238,805         259
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.4%
    21,900  * NII Holdings, Inc. - Class "B"                                                       737,811          59
    82,400  * PTEK Holdings, Inc.                                                                  950,072          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,687,883         135
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
    Shares,                                                                                                   Invested
Warrants or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.0%
    24,100    Equitable Resources, Inc.                                                         $1,246,211        $100
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $92,208,102)                                                120,418,464       9,631
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Health Care
    18,500  * Med-Design Corporation (expiring 7/29/08)
               (cost $2,312)**+                                                                      2,312          --
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--3.4%
              U.S. Treasury Bills:
    $1,200M     1%, 7/8/04                                                                       1,199,767          96
     3,000M     1.01%, 7/15/04                                                                   2,998,821         240
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations
  (cost $4,198,588)                                                                              4,198,588         336
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $96,409,002)                                         99.7%    124,619,364       9,967
Other Assets, Less Liabilities                                                          .3         407,256          33
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $125,026,620     $10,000
======================================================================================================================

 * Non-income producing

** Security valued at fair value (see Note 1 A)

 + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

   Summary of Abbreviations:
     REIT   Real Estate Investment Trust

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--99.0%
              Consumer Discretionary--8.2%
     7,000    Gap, Inc.                                                                           $169,750        $158
     5,600    Lowe's Companies, Inc.                                                               294,280         273
    23,600  * Time Warner, Inc.                                                                    414,888         385
----------------------------------------------------------------------------------------------------------------------
                                                                                                   878,918         816
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--10.3%
     3,900    Altria Group, Inc.                                                                   195,195         181
     4,900    Gillette Company                                                                     207,760         193
     5,700    PepsiCo, Inc.                                                                        307,116         285
     3,200    Procter & Gamble Company                                                             174,208         162
     4,200    Wal-Mart Stores, Inc.                                                                221,592         206
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,105,871       1,027
----------------------------------------------------------------------------------------------------------------------
              Energy--6.8%
     4,100    ChevronTexaco Corporation                                                            385,851         358
     5,500    Schlumberger, Ltd.                                                                   349,305         325
----------------------------------------------------------------------------------------------------------------------
                                                                                                   735,156         683
----------------------------------------------------------------------------------------------------------------------
              Financials--19.7%
     2,800    American Express Company                                                             143,864         134
     5,300    American International Group, Inc.                                                   377,784         351
     5,500    Bank of America Corporation                                                          465,410         432
     3,800    Bank One Corporation                                                                 193,800         180
    10,100    Citigroup, Inc.                                                                      469,650         436
     5,000    Merrill Lynch & Company, Inc.                                                        269,900         251
     4,794    St. Paul Travelers Companies, Inc.                                                   194,349         181
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,114,757       1,965
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.1%
     5,800    Abbott Laboratories                                                                  236,408         220
     3,200    Eli Lilly & Company                                                                  223,712         208
     2,200  * Genzyme Corporation                                                                  104,126          97
     4,100    Medtronic, Inc.                                                                      199,752         186
    13,200    Pfizer, Inc.                                                                         452,496         420
     5,400    Wyeth                                                                                195,264         181
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,411,758       1,312
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials--14.5%
     1,800    3M Company                                                                          $162,018        $151
       600    Caterpillar, Inc.                                                                     47,664          44
     3,800    CSX Corporation                                                                      124,526         116
     2,000    FedEx Corporation                                                                    163,380         152
     1,500    General Dynamics Corporation                                                         148,950         138
    12,900    General Electric Company                                                             417,960         388
     8,200    Tyco International, Ltd.                                                             271,748         252
     2,500    United Technologies Corporation                                                      228,700         213
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,564,946       1,454
----------------------------------------------------------------------------------------------------------------------
              Information Technology--21.1%
     6,900  * Applied Materials, Inc.                                                              135,378         126
     9,700  * Cisco Systems, Inc.                                                                  229,890         214
    22,200  * Corning, Inc.                                                                        289,932         269
     5,400  * Dell, Inc.                                                                           193,428         180
     5,500    First Data Corporation                                                               244,860         228
     8,100    Intel Corporation                                                                    223,560         208
    21,000    Microsoft Corporation                                                                599,760         557
     5,300    Motorola, Inc.                                                                        96,725          90
     4,800    Texas Instruments, Inc.                                                              116,064         108
     3,700  * Yahoo!, Inc.                                                                         134,421         125
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,264,018       2,105
----------------------------------------------------------------------------------------------------------------------
              Materials--4.1%
     4,700    Alcoa, Inc.                                                                          155,241         144
     3,500    DuPont (E.I.) de Nemours & Company                                                   155,470         144
     3,000    International Paper Company                                                          134,100         125
----------------------------------------------------------------------------------------------------------------------
                                                                                                   444,811         413
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.2%
     7,500    Sprint Corporation                                                                   132,000         123
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,650,606)                                                  10,652,235       9,898
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--.9%
      $100M   BNP Paribas, 1.28%, dated 6/30/04, to be repurchased
                at $100,004 on 7/1/04 (collateralized by U.S. Treasury
                Notes, Zero Coupon, 11/4/04, valued at $102,470)
                (cost $100,000)                                                                   $100,000         $93
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $9,750,606)                                          99.9%     10,752,235       9,991
Other Assets, Less Liabilities                                                          .1          10,189           9
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $10,762,424     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS LIFE GOVERNMENT FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--77.3%
              Fannie Mae--14.8%
      $843M     5.5%, 6/1/2033                                                                    $842,060        $383
       578M     6%, 8/1/2033                                                                       590,431         268
       207M     7%, 5/1/2031                                                                       220,986         100
       813M     9%, 6/1/2015-11/1/2026                                                             916,485         416
       587M     11%, 10/1/2015                                                                     686,626         312
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,256,588       1,479
----------------------------------------------------------------------------------------------------------------------
              Freddie Mac--9.7%
     1,087M     6%, 8/1/2032-4/1/2033                                                            1,111,832         505
       565M     6.5%, 7/1/2032-12/1/2032                                                           589,497         268
       385M     8.5%, 7/1/2016-9/1/2024                                                            430,347         195
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,131,676         968
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association I Program--52.8%
     4,015M     5.5%, 2/15/2033-11/15/2033                                                       4,022,946       1,828
     1,813M     6%, 11/15/2032-2/15/2034                                                         1,867,972         849
     2,167M     6.5%, 6/15/2029-1/15/2033                                                        2,272,052       1,032
     2,563M     7%, 1/15/2030-10/15/2032                                                         2,744,691       1,247
        79M     8.5%, 11/15/2031                                                                    88,421          40
       552M     10%, 5/15/2019-8/15/2019                                                           631,097         287
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,627,179       5,283
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $16,964,060)                                  17,015,443       7,730
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--11.7%
     1,000M   Federal Farm Credit Bank, 4.22%, 8/12/2009                                           988,200         449
     1,480M   Federal Home Loan Bank, 5.8%, 9/2/2008                                             1,582,083         719
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
 (cost $2,474,542)                                                                               2,570,283       1,168
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--2.3%
       500M   U.S. Treasury Note, 4.75%, 5/15/2014
               (cost $500,313)                                                                     505,372         230
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--7.7%
              U.S. Treasury Bills:
      $600M     1.03%, 7/22/04                                                                    $599,639        $272
       500M     1.035%, 7/22/04                                                                    499,698         227
       600M     1.04%, 7/22/04                                                                     599,636         272
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations
  (cost $1,698,973)                                                                              1,698,973         771
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $21,637,888)                                         99.0%     21,790,071       9,899
Other Assets, Less Liabilities                                                         1.0         223,147         101
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $22,013,218     $10,000
======================================================================================================================

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--99.0%
              Consumer Discretionary--11.4%
    17,600  * Chico's FAS, Inc.                                                                   $794,816         $35
    10,600  * Coach, Inc.                                                                          479,014          21
    23,500  * Columbia Sportswear Company                                                        1,283,570          56
    46,050    D.R. Horton, Inc.                                                                  1,307,820          57
    77,900    Gap, Inc.                                                                          1,889,075          83
     3,900    International Game Technology                                                        150,540           7
    14,300  * Krispy Kreme Doughnuts, Inc.                                                         272,987          12
    50,000  * Lamar Advertising Company - Class "A"                                              2,167,500          95
    15,000    Lear Corporation                                                                     884,850          39
    20,600    Liz Claiborne, Inc.                                                                  741,188          32
    71,500    Lowe's Companies, Inc.                                                             3,757,325         165
    41,100    Michaels Stores, Inc.                                                              2,260,500          99
    29,500  * O'Reilly Automotive, Inc.                                                          1,333,400          58
    52,850  * Pacific Sunwear of California, Inc.                                                1,034,274          45
     8,200  * PETCO Animal Supplies, Inc.                                                          264,122          12
    35,100    PETsMART, Inc.                                                                     1,138,995          50
    33,000    Staples, Inc.                                                                        967,230          42
   300,800  * Time Warner, Inc.                                                                  5,288,064         232
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,015,270       1,140
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--6.9%
    50,000    Altria Group, Inc.                                                                 2,502,500         110
     5,800  * Constellation Brands, Inc. - Class "A"                                               215,354           9
    68,700    Gillette Company                                                                   2,912,880         127
    51,500  * Hain Celestial Group, Inc.                                                           932,150          41
    72,000    PepsiCo, Inc.                                                                      3,879,360         170
    37,200    Procter & Gamble Company                                                           2,025,168          89
    61,000    Wal-Mart Stores, Inc.                                                              3,218,360         141
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,685,772         687
----------------------------------------------------------------------------------------------------------------------
              Energy--6.7%
    45,400    Apache Corporation                                                                 1,977,170          87
   122,800    Chesapeake Energy Corporation                                                      1,807,616          79
    31,500    ChevronTexaco Corporation                                                          2,964,465         130
    35,400    ENSCO International, Inc.                                                          1,030,140          45
   107,800    ExxonMobil Corporation                                                             4,787,398         210
    43,600    Schlumberger, Ltd.                                                                 2,769,036         121
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,335,825         672
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials--16.5%
    19,600    Ambac Financial Group, Inc.                                                       $1,439,424         $63
    23,500    American Express Company                                                           1,207,430          53
    68,074    American International Group, Inc.                                                 4,852,315         213
    50,500    Arthur J. Gallagher & Company                                                      1,537,725          67
    78,600    Bank of America Corporation                                                        6,651,132         291
    51,200    Bank One Corporation                                                               2,611,200         114
   139,152    Citigroup, Inc.                                                                    6,470,568         284
    30,499    Countrywide Financial Corporation                                                  2,142,555          94
   117,900  * E*TRADE Financial Corporation                                                      1,314,585          58
    44,700    Federated Investors, Inc. - Class "B"                                              1,356,198          59
     9,700    Legg Mason, Inc.                                                                     882,797          39
    63,400    Merrill Lynch & Company, Inc.                                                      3,422,332         150
    35,400    Principal Financial Group, Inc.                                                    1,231,212          54
    63,796    St. Paul Travelers Companies, Inc.                                                 2,586,290         113
----------------------------------------------------------------------------------------------------------------------
                                                                                                37,705,763       1,652
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.3%
    76,000    Abbott Laboratories                                                                3,097,760         136
     7,200  * Albany Molecular Research, Inc.                                                       93,096           4
    34,400  * Biovail Corporation                                                                  652,912          29
     8,100  * Caremark Rx, Inc.                                                                    266,814          12
    10,200    Cooper Companies, Inc.                                                               644,334          28
    14,300  * Coventry Health Care, Inc.                                                           699,270          31
    30,400    Diagnostic Products Corporation                                                    1,335,776          58
    18,100  * Edwards Lifesciences Corporation                                                     630,785          28
    40,500    Eli Lilly & Company                                                                2,831,355         124
    22,400  * Fisher Scientific International, Inc.                                              1,293,600          57
    31,600  * Genzyme Corporation                                                                1,495,628          65
    10,000    Guidant Corporation                                                                  558,800          24
    34,000  * Health Net, Inc.                                                                     901,000          39
    55,600  * King Pharmaceuticals, Inc.                                                           636,620          28
    57,300  * Medco Health Solutions, Inc.                                                       2,148,750          94
    64,900    Medtronic, Inc.                                                                    3,161,928         138
    52,200  * Odyssey Healthcare, Inc.                                                             982,404          43
   171,475    Pfizer, Inc.                                                                       5,878,163         258
    57,100    Schering-Plough Corporation                                                        1,055,208          46
    24,200  * Triad Hospitals, Inc.                                                                900,966          39
    21,400  * Viasys Healthcare, Inc.                                                              447,474          20
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
     7,600  * Watson Pharmaceuticals, Inc.                                                        $204,440          $9
     6,400  * WellCare Group, Inc.**                                                               108,800           5
    72,400    Wyeth                                                                              2,617,984         115
----------------------------------------------------------------------------------------------------------------------
                                                                                                32,643,867       1,430
----------------------------------------------------------------------------------------------------------------------
              Industrials--14.6%
    21,800    3M Company                                                                         1,962,218          86
    44,000    American Power Conversion                                                            864,600          38
    79,100    Aramark Corporation - Class "B"                                                    2,274,916         100
    10,400    Caterpillar, Inc.                                                                    826,176          36
    27,200  * ChoicePoint, Inc.                                                                  1,241,952          54
    48,000    CSX Corporation                                                                    1,572,960          69
     8,300    Fastenal Company                                                                     471,689          21
    28,500    FedEx Corporation                                                                  2,328,165         102
    17,200    General Dynamics Corporation                                                       1,707,960          75
   171,000    General Electric Company                                                           5,540,400         243
    22,000  * ITT Educational Services, Inc.                                                       836,440          37
    77,600    Norfolk Southern Corporation                                                       2,057,952          90
    39,000    Precision Castparts Corporation                                                    2,132,910          93
    38,600    Rockwell Collins, Inc.                                                             1,286,152          56
   114,600    Tyco International, Ltd.                                                           3,797,844         166
    32,900    United Technologies Corporation                                                    3,009,692         132
    32,400  * Yellow Roadway Corporation                                                         1,291,464          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,203,490       1,455
----------------------------------------------------------------------------------------------------------------------
              Information Technology--20.7%
    36,400  * Apple Computer, Inc.                                                               1,184,456          52
    91,400  * Applied Materials, Inc.                                                            1,793,268          79
    38,540  * Cadence Design Systems, Inc.                                                         563,840          25
    15,800    CDW Corporation                                                                    1,007,408          44
    14,500  * CheckFree Corporation                                                                435,000          19
   118,600  * Cisco Systems, Inc.                                                                2,810,820         123
    27,300    Cognex Corporation                                                                 1,050,504          46
   212,900  * Corning, Inc.                                                                      2,780,474         122
    70,400  * Dell, Inc.                                                                         2,521,728         111
    11,900  * DST Systems, Inc.                                                                    572,271          25
    27,000  * Fairchild Semiconductor International, Inc.                                          441,990          19
    74,400    First Data Corporation                                                             3,312,288         145
    45,900  * Ingram Micro, Inc. - Class "A"                                                       664,173          29
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
   109,500    Intel Corporation                                                                 $3,022,200        $132
    21,600    International Business Machines Corporation                                        1,904,040          83
    52,500  * International Rectifier Corporation                                                2,174,550          95
    24,700  * KLA-Tencor Corporation                                                             1,219,686          54
   281,300    Microsoft Corporation                                                              8,033,928         352
    74,900    Motorola, Inc.                                                                     1,366,925          60
    19,900  * Novellus Systems, Inc.                                                               625,656          28
   104,400  * Polycom, Inc.                                                                      2,339,604         103
    20,500  * SanDisk Corporation                                                                  444,645          20
     9,100  * SunGard Data Systems, Inc.                                                           236,600          10
    49,200  * Tekelec                                                                              893,964          39
    54,600    Texas Instruments, Inc.                                                            1,320,228          58
    23,900  * THQ, Inc.                                                                            547,310          24
    28,500  * Varian Semiconductor Equipment Associates, Inc.                                    1,098,960          48
    63,500  * VeriSign, Inc.                                                                     1,263,650          55
    12,600  * Waters Corporation                                                                   602,028          26
    28,900  * Yahoo!, Inc.                                                                       1,049,937          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                47,282,131       2,072
----------------------------------------------------------------------------------------------------------------------
              Materials--5.0%
    61,300    Alcoa, Inc.                                                                        2,024,739          89
    61,400    DuPont (E.I.) de Nemours & Company                                                 2,727,388         119
    41,900    International Paper Company                                                        1,872,930          82
   147,100  * Pactiv Corporation                                                                 3,668,674         161
    59,400  * Smurfit-Stone Container Corporation                                                1,185,030          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,478,761         503
----------------------------------------------------------------------------------------------------------------------
              Other--.7%
    27,400    Market 2000+ HOLDRs Trust                                                          1,471,106          65
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.8%
    79,600  * Nextel Communications, Inc. - Class "A"                                            2,122,136          93
   112,900    Sprint Corporation                                                                 1,987,040          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,109,176         180
----------------------------------------------------------------------------------------------------------------------
              Utilities--.4%
    29,600    Exelon Corporation                                                                   985,384          43
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $178,428,056)                                               225,916,545       9,899
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.0%
    $2,205M   BNP Paribas, 1.28%, dated 6/30/04, to be repurchased
                at $2,205,077 on 7/1/04 (collateralized by U.S.
                Treasury Notes, 10.75%, 8/15/05, valued at
                $2,251,944) (cost $2,205,000)                                                   $2,205,000         $97
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $180,633,056)                                       100.0%    228,121,545       9,996
Other Assets, Less Liabilities                                                          .0          89,270           4
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $228,210,815     $10,000
======================================================================================================================

 * Non-income producing

** Security valued at fair value (See Note 1A)

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--90.2%
              Aerospace/Defense--2.5%
      $400M   Alliant Techsystems, Inc., 8.5%, 2011                                               $434,000         $66
       100M   DRS Technologies, Inc., 6.875%, 2013                                                  98,000          15
       300M   GenCorp, Inc., 9.5%, 2013                                                            313,500          48
              L-3 Communications Corp.:
       400M     7.625%, 2012                                                                       424,000          65
       400M     6.125%, 2014                                                                       384,000          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,653,500         252
----------------------------------------------------------------------------------------------------------------------
              Automotive--8.6%
       550M   Accuride Corp., 9.25%, 2008                                                          563,750          86
              Asbury Automotive Group, Inc.:
       175M     9%, 2012                                                                           179,375          27
       300M     8%, 2014                                                                           288,000          44
     1,000M   Collins & Aikman Products Co., 11.5%, 2006                                           990,000         151
       250M   Cummins, Inc., 9.5%, 2010                                                            284,375          43
       375M   Dana Corp., 9%, 2011                                                                 440,625          67
              Delco Remy International, Inc.:
       500M     11%, 2009                                                                          530,000          81
       250M     9.375%, 2012+                                                                      244,375          37
       250M   Navistar International Corp., 7.5%, 2011                                             257,500          39
     1,000M   Special Devices, Inc., 11.375%, 2008                                                 965,000         147
       448M   TRW Automotive, Inc., 9.375%, 2013                                                   507,360          77
       400M   United Components, Inc., 9.375%, 2013                                                410,000          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,660,360         861
----------------------------------------------------------------------------------------------------------------------
              Chemicals--11.9%
       750M   BCP Caylux Holding Lux SCA, 9.625%, 2014+                                            780,938         119
       350M   Equistar Chemicals LP, 10.625%, 2011                                                 390,250          59
        50M   Ethyl Corp., 8.875%, 2010                                                             53,000           8
       500M   FMC Corp., 10.25%, 2009                                                              577,500          88
              Huntsman, LLC:
       300M     11.625%, 2010                                                                      333,000          51
       500M     11.5%, 2012+                                                                       508,750          77
       900M   IMC Global, Inc., 10.875%, 2013                                                    1,077,750         164
              Lyondell Chemical Co.:
       650M     9.625%, 2007                                                                       682,500         104
       350M     9.5%, 2008                                                                         366,625          56
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Chemicals (continued)
              Millennium America, Inc.:
      $150M     7%, 2006                                                                          $154,875         $23
       185M     9.25%, 2008                                                                        199,800          30
       240M     9.25%, 2008+                                                                       259,200          39
       100M   Omnova Solutions, Inc., 11.25%, 2010                                                 109,500          17
              Resolution Performance Products, LLC:
       100M     8%, 2009                                                                           104,250          16
     1,675M     13.5%, 2010                                                                      1,570,312         239
       500M   Terra Capital, Inc., 11.5%, 2010                                                     550,000          84
       100M   Westlake Chemical Corp., 8.75%, 2011                                                 109,000          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,827,250       1,191
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--2.3%
       500M   GFSI, Inc., 9.625%, 2007                                                             482,500          73
       800M   Playtex Products, Inc., 9.375%, 2011                                                 782,000         119
       250M   Remington Arms Co., 10.5%, 2011                                                      243,750          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,508,250         229
----------------------------------------------------------------------------------------------------------------------
              Energy--8.9%
       700M   Bluewater Finance, Ltd., 10.25%, 2012                                                742,000         113
              Chesapeake Energy Corp.:
       500M     9%, 2012                                                                           565,000          86
       200M     7.5%, 2014+                                                                        207,000          32
     1,000M   Compagnie Generale de Geophysique,
                10.625%, 2007                                                                    1,070,000         163
       300M   Dresser, Inc., 9.375%, 2011                                                          322,500          49
     1,000M   El Paso Production Holding Co., 7.75%, 2013                                          922,500         140
       200M   Energy Partners, Ltd., 8.75%, 2010                                                   210,000          32
       743M   Giant Industries, Inc., 11%, 2012                                                    832,160         127
              Tesoro Petroleum Corp.:
       100M     8%, 2008                                                                           107,500          16
       100M     9%, 2008                                                                           103,500          16
       700M     9.625%, 2008                                                                       770,000         117
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,852,160         891
----------------------------------------------------------------------------------------------------------------------
              Financial Services--2.2%
     1,500M   Dow Jones Trac-X NA, High Yield, Series 2,
                Trust 3, 8%, 2009+                                                               1,457,813         222
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--2.9%
              Land O'Lakes, Inc.:
      $200M     9%, 2010+                                                                         $209,250         $32
       550M     8.75%, 2011                                                                        508,750          77
       750M   Merisant Co., 9.5%, 2013+                                                            802,500         122
       350M   Pilgrim's Pride Corp., 9.625%, 2011                                                  388,500          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,909,000         290
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--.5%
       325M   Di Giorgio Corp., 10%, 2007                                                          318,500          48
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--3.4%
       500M   AEP Industries, Inc., 9.875%, 2007                                                   515,000          79
       100M   Portola Packaging, Inc., 8.25%, 2012+                                                 80,500          12
       325M   Potlatch Corp., 10%, 2011                                                            362,375          55
       500M   Stone Container Corp., 9.75%, 2011                                                   552,500          84
              Tekni-Plex, Inc.:
       400M     12.75%, 2010                                                                       386,000          59
       370M     8.75%, 2013+                                                                       355,200          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,251,575         343
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--2.7%
       500M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                       505,000          77
              Park Place Entertainment Corp.:
       700M     9.375%, 2007                                                                       762,125         116
       500M     7%, 2013                                                                           506,250          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,773,375         270
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.8%
        30M   ALARIS Medical Systems, Inc., 7.25%, 2011                                             33,150           5
        50M   Fisher Scientific International, Inc., 8.125%, 2012                                   53,750           8
       600M   Genesis Health Ventures, Inc., 9.75%, 2005++**                                           375          --
       485M   HCA, Inc., 5.25%, 2008                                                               482,461          73
       350M   Insight Health Services Corp., 9.875%, 2011                                          376,250          57
       350M   MedQuest, Inc., 11.875%, 2012                                                        399,000          61
       400M   PerkinElmer, Inc., 8.875%, 2013                                                      439,000          67
       200M   Quintiles Transnational Corp., 10%, 2013                                             199,000          30
       250M   Sybron Dental Specialties, Inc., 8.125%, 2012                                        268,750          41
     1,050M   Tenet Healthcare Corp., 6.375%, 2011                                                 924,000         141
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,175,736         483
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--2.2%
      $250M   Integrated Electrical Services, Inc., 9.375%, 2009                                  $259,375         $39
       750M   Nortek, Inc., 9.875%, 2011                                                           858,750         131
       300M   William Lyon Homes, Inc., 10.75%, 2013                                               333,000          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,451,125         221
----------------------------------------------------------------------------------------------------------------------
              Information Technology--2.2%
       400M   ChipPac International, Ltd., 12.75%, 2009                                            429,000          65
       350M   Exodus Communications, Inc., 10.75%, 2009++**                                            219          --
     1,000M   Iron Mountain, Inc., 8.25%, 2011                                                   1,043,750         159
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,472,969         224
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--1.5%
       253M   Finova Group, Inc., 7.5%, 2009                                                       139,779          21
       350M   General Motors Acceptance Corp., 4.5%, 2006                                          353,903          54
       500M   LaBranche & Co., Inc., 11%, 2012+                                                    517,500          79
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,011,182         154
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--3.3%
     1,040M   Columbus McKinnon Corp., 8.5%, 2008                                                  962,000         146
       200M   Eagle-Picher Industries, Inc., 9.75%, 2013                                           216,000          33
     1,000M   Wolverine Tube, Inc., 7.375%, 2008+                                                  985,000         150
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,163,000         329
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--3.5%
     1,000M   Block Communications, Inc., 9.25%, 2009                                            1,055,000         161
              Nexstar Finance, Inc.:
       350M     12%, 2008                                                                          388,500          59
        50M     7%, 2014                                                                            47,500           7
       350M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                       376,250          57
              Young Broadcasting Corp.:
       340M     10%, 2011                                                                          347,650          53
       100M     8.75%, 2014+                                                                        95,000          15
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,309,900         352
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--7.4%
       500M   Adelphia Communications Corp., 10.25%, 2011++                                        515,000          78
       400M   Atlantic Broadband Finance, LLC, 9.375%, 2014+                                       380,000          58
     1,000M   Cablevision Systems Corp., 8%, 2012+                                                 990,000         151
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV (continued)
              Charter Communications Holdings, LLC:
    $1,500M     10%, 2009                                                                       $1,260,000        $192
       200M     9.92%, 2011                                                                        159,000          24
     1,000M   Mediacom LLC/Mediacom Capital Corp.,
                7.875%, 2011                                                                       965,000         147
       500M   Quebecor Media, Inc., 11.125%, 2011                                                  573,125          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,842,125         737
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--3.8%
     1,000M   Garden State Newspapers, Inc., 8.625%, 2011                                        1,048,750         159
       500M   Mail-Well I Corp., 7.875%, 2013+                                                     457,500          70
              Six Flags, Inc.:
       350M     8.875%, 2010                                                                       348,250          53
       150M     9.625%, 2014+                                                                      150,000          23
       400M   Universal City Development Partners, Ltd.,
                11.75%, 2010                                                                       465,000          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,469,500         376
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.4%
       900M   Commonwealth Aluminum Corp., 10.75%, 2006                                            913,500         139
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--2.4%
       750M   General Nutrition Centers, Inc., 8.5%, 2010+                                         781,875         119
       700M   Michaels Stores, Inc., 9.25%, 2009                                                   770,000         117
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,551,875         236
----------------------------------------------------------------------------------------------------------------------
              Services--7.9%
              Allied Waste NA, Inc.:
       400M     5.75%, 2011+                                                                       381,000          58
       300M     9.25%, 2012                                                                        337,500          51
       200M     7.875%, 2013                                                                       210,000          32
       700M     7.375%, 2014+                                                                      684,250         104
       700M   Hydrochem Industrial Services, Inc., 10.375%, 2007                                   708,750         108
       967M   Kindercare Learning Centers, Inc., 9.5%, 2009                                        986,340         150
              United Rentals, Inc.:
       500M     6.5%, 2012                                                                         475,000          72
       400M     7%, 2014                                                                           358,000          55
     1,000M   Waste Services, Inc., 9.5%, 2014+                                                  1,030,000         157
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,170,840         787
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Principal                                                                                                   For Each
     Amount                                                                                                 $10,000 of
  or Shares   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--1.1%
      $950M   E. Spire Communications, Inc., 13%, 2005++                                               $95         $--
     1,200M   RCN Corp., 11%, 2008++                                                               702,000         107
     1,000M   XO Communications, Inc., 9%, 2008++**                                                    625          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   702,720         107
----------------------------------------------------------------------------------------------------------------------
              Transportation--.5%
       300M   General Maritime Corp., 10%, 2013                                                    331,875          51
----------------------------------------------------------------------------------------------------------------------
              Utilities--.0%
       500M   AES Drax Energy, Ltd., 11.5%, 2010++                                                   5,000           1
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--2.3%
       700M   Crown Castle International Corp., 9.375%, 2011                                       773,500         118
              Triton Communications, LLC:
       400M     8.75%, 2011                                                                        332,000          50
       475M     9.375%, 2011                                                                       408,500          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,514,000         230
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $60,963,944)                                               59,297,130       9,024
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--1.6%
     1,000M   U.S. Treasury Notes, 6.125%, 2007
               (cost $1,038,142)                                                                 1,085,196         164
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.9%
              Media-Cable TV--.2%
     4,710  * Echostar Communications Corp. - Class "A"                                            144,833          22
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--.2%
     1,000  * MediaNews Group, Inc. - Class "A"                                                    150,000          22
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.5%
     4,928  * NTL, Inc.                                                                            283,951          45
       690  * Viatel Holding (Bermuda), Ltd.                                                           845          --
     4,399  * World Access, Inc.                                                                         5          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   284,801          45
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $713,741)                                                       579,634          89
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Shares or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.4%
              Manufacturing
       547  * Day International Group, Inc., 12.25%, 2010, PIK
               (cost $441,390)                                                                    $247,400         $38
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--5.2%
      $500M   Gannett Co., Inc., 1.15%, 7/6/04                                                     499,920          76
     2,900M   Toyota Motor Credit Corp., 1.2%, 7/20/04                                           2,898,163         441
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $3,398,083)                                      3,398,083         517
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $66,555,300)                                         98.3%     64,607,443       9,832
Other Assets, Less Liabilities                                                         1.7       1,102,316         168
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $65,709,759     $10,000
======================================================================================================================

 + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

++ In default as to principal and/or interest payment

 * Non-income producing

** Security valued at fair value (see Note 1A)

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--90.1%
              United States--25.8%
     3,000    3M Company                                                                          $270,030         $30
    10,750    Abbott Laboratories                                                                  438,170          48
     8,700    Alcoa, Inc.                                                                          287,361          32
     6,900    Altria Group, Inc.                                                                   345,345          38
     5,300    American Express Company                                                             272,314          30
     9,270    American International Group, Inc.                                                   660,766          72
     6,400    Apache Corporation                                                                   278,720          31
     5,100  * Apple Computer, Inc.                                                                 165,954          18
    12,600  * Applied Materials, Inc.                                                              247,212          27
     7,700    Aramark Corporation - Class "B"                                                      221,452          24
     9,800    Bank of America Corporation                                                          829,276          91
     6,800    Bank One Corporation                                                                 346,800          38
       400    Caterpillar, Inc.                                                                     31,776           4
     7,600    ChevronTexaco Corporation                                                            715,236          78
     3,800  * ChoicePoint, Inc.                                                                    173,508          19
    17,000  * Cisco Systems, Inc.                                                                  402,900          44
    18,649    Citigroup, Inc.                                                                      867,179          95
     3,700    Cognex Corporation                                                                   142,376          16
    41,300  * Corning, Inc.                                                                        539,378          59
     1,500    Countrywide Financial Corporation                                                    105,375          12
     5,600    CSX Corporation                                                                      183,512          20
     9,200  * Dell, Inc.                                                                           329,544          36
     6,300    DuPont (E.I.) de Nemours & Company                                                   279,846          31
     5,600    Eli Lilly & Company                                                                  391,496          43
     4,200    FedEx Corporation                                                                    343,098          38
     9,900    First Data Corporation                                                               440,748          48
    12,900    Gap, Inc.                                                                            312,825          34
     3,900    General Dynamics Corporation                                                         387,270          42
    22,900    General Electric Company                                                             741,960          81
     7,300  * Genzyme Corporation                                                                  345,509          38
     9,200    Gillette Company                                                                     390,080          43
     1,400    Guidant Corporation                                                                   78,232           9
    15,040    Intel Corporation                                                                    415,104          46
     5,400    International Paper Company                                                          241,380          26
     5,300  * International Rectifier Corporation                                                  219,526          24
     3,500  * KLA-Tencor Corporation                                                               172,830          19
     6,900  * Lamar Advertising Company - Class "A"                                                299,115          33
     1,400    Legg Mason, Inc.                                                                     127,414          14
     9,600    Lowe's Companies, Inc.                                                               504,480          55
     3,900    Market 2000+ HOLDRs Trust                                                            209,391          23
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
     4,900  * Medco Health Solutions, Inc.                                                        $183,750         $20
     6,000    Medtronic, Inc.                                                                      292,320          32
     8,800    Merrill Lynch & Company, Inc.                                                        475,024          52
     2,500    Michaels Stores, Inc.                                                                137,500          15
    37,400    Microsoft Corporation                                                              1,068,144         117
     9,200    Motorola, Inc.                                                                       167,900          18
    11,100  * Nextel Communications, Inc. - Class "A"                                              295,926          32
    10,800    Norfolk Southern Corporation                                                         286,416          31
    10,600  * Pactiv Corporation                                                                   264,364          29
    10,200    PepsiCo, Inc.                                                                        549,576          60
     2,100    PETsMART, Inc.                                                                        68,145           8
    24,362    Pfizer, Inc.                                                                         835,129          92
    14,800  * Polycom, Inc.                                                                        331,668          36
     3,700    Precision Castparts Corporation                                                      202,353          22
     4,900    Principal Financial Group, Inc.                                                      170,422          19
     6,200    Procter & Gamble Company                                                             337,528          37
     5,300    Rockwell Collins, Inc.                                                               176,596          19
     7,800    Schering-Plough Corporation                                                          144,144          16
     8,300  * Smurfit-Stone Container Corporation                                                  165,585          18
    10,400    Sprint Corporation                                                                   183,040          20
     8,494    St. Paul Travelers Companies, Inc.                                                   344,347          38
     4,600    Staples, Inc.                                                                        134,826          15
     8,400    Texas Instruments, Inc.                                                              203,112          22
    41,900  * Time Warner, Inc.                                                                    736,602          81
    14,500    Tyco International, Ltd.                                                             480,530          53
     4,400    United Technologies Corporation                                                      402,512          44
     8,800  * VeriSign, Inc.                                                                       175,120          19
     8,200    Wal-Mart Stores, Inc.                                                                432,632          47
     9,800    Wyeth                                                                                354,368          39
     3,800  * Yahoo!, Inc.                                                                         138,054          15
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,492,121       2,575
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--16.2%
    35,300    AstraZeneca PLC                                                                    1,583,769         174
   157,300    Compass Group PLC                                                                    959,912         105
    36,400    GlaxoSmithKline PLC                                                                  736,687          81
    55,400    Imperial Tobacco Group PLC                                                         1,193,558         131
   142,613    Kingfisher PLC                                                                       740,324          81
   203,100    Lloyds TSB Group PLC                                                               1,590,229         174
    61,709    Reckitt Benckiser PLC                                                              1,746,903         191
    85,500    Reuters Group PLC                                                                    574,476          63
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United Kingdom (continued)
    38,200    Rio Tinto PLC                                                                       $918,596        $101
   352,000    Rolls-Royce Group PLC                                                              1,607,051         176
    48,158    Royal Bank of Scotland Group PLC                                                   1,386,872         152
   788,125    Vodafone Group PLC                                                                 1,725,837         189
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,764,214       1,618
----------------------------------------------------------------------------------------------------------------------
              France--13.1%
    49,400  * Alcatel SA                                                                           762,100          83
    11,164    Essilor International SA                                                             728,711          80
    32,307    European Aeronautic Defense and Space Company                                        899,328          99
    28,137    France Telecom SA                                                                    733,268          80
    22,939    Lafarge SA                                                                         2,045,710         224
     3,700    Pernod Ricard SA                                                                     473,119          52
     7,200    Pinault-Printemps-Redoute SA                                                         739,772          81
    11,800    PSA Peugeot Citroen                                                                  657,096          72
    36,100    Societe Television Francaise 1                                                     1,137,116         125
    12,641    Total SA                                                                           2,409,995         264
    18,200    Veolia Environment                                                                   513,497          56
    32,200  * Vivendi Universal SA                                                                 893,216          98
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,992,928       1,314
----------------------------------------------------------------------------------------------------------------------
              Japan--10.0%
    13,000    Canon, Inc.                                                                          685,057          75
    18,000    Eisai Company, Ltd.                                                                  517,986          57
     8,500    Fanuc, Ltd.                                                                          507,126          56
     5,800    Fast Retailing Company, Ltd.                                                         469,358          51
        62    Japan Tobacco, Inc.                                                                  481,840          53
    30,000    Kao Corporation                                                                      723,090          79
     6,000    Nintendo Company, Ltd.                                                               695,596          76
    31,000    Nomura Holdings, Inc.                                                                458,828          50
       371    NTT DoCoMo, Inc.                                                                     663,016          73
    33,000    Olympus Corporation                                                                  623,012          68
     4,000    ORIX Corporation                                                                     458,232          50
    24,800    Sankyo Company, Ltd.                                                                 537,525          59
     7,700    Shin-Etsu Chemical Company, Ltd.                                                     275,214          30
   106,000    Sumitomo Trust and Banking Co., Ltd.                                                 754,818          83
    20,400    Takeda Chemical Industries, Ltd.                                                     895,532          98
     6,300    Tokyo Electron, Ltd.                                                                 353,352          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,099,582         997
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Switzerland--4.5%
   155,060  * ABB, Ltd.                                                                           $848,100         $93
     5,982    Converium Holding AG                                                                 311,184          34
     3,500    Converium Holding AG (ADR)                                                            90,055          10
    15,263    Roche Holding AG--Genusscheine                                                     1,511,188         166
    18,530    UBS AG--Registered                                                                 1,305,711         143
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,066,238         446
----------------------------------------------------------------------------------------------------------------------
              Netherlands--4.3%
    50,627    ABN AMRO Holding NV                                                                1,107,484         122
    42,200  * ASML Holding NV                                                                      714,176          78
    31,882    ING Groep NV                                                                         752,511          83
   135,100  * Koninklijke Ahold NV                                                               1,060,183         116
     5,400    Royal Dutch Petroleum Company                                                        277,119          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,911,473         429
----------------------------------------------------------------------------------------------------------------------
              Germany--3.6%
    11,800    Bayerische Motoren Werke (BMW) AG                                                    521,858          57
    14,000    DaimlerChrysler AG                                                                   655,774          72
     7,500    E.ON AG                                                                              540,193          59
     7,700    Muenchener Rueckver AG                                                               836,581          92
     4,200    SAP AG                                                                               700,060          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,254,466         357
----------------------------------------------------------------------------------------------------------------------
              Canada--2.4%
    27,700  * Biovail Corporation                                                                  524,559          58
     9,900    Canadian National Railway Company                                                    431,541          47
    11,100  * Research in Motion, Ltd.                                                             759,684          83
    22,200    Talisman Energy, Inc.                                                                480,676          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,196,460         241
----------------------------------------------------------------------------------------------------------------------
              South Korea--2.4%
    62,000    Kia Motors Corporation                                                               529,589          58
    14,950    LG Electronics, Inc.                                                                 709,009          78
    12,630    SK Corporation                                                                       500,609          55
    20,990    SK Telecom Company, Ltd. (ADR)                                                       440,580          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,179,787         239
----------------------------------------------------------------------------------------------------------------------
              Italy--1.7%
    79,728    ENI SpA                                                                            1,583,058         174
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Ireland--1.1%
    22,200  * Elan Corporation PLC (ADR)                                                          $549,228         $60
    51,282  * Ryanair Holdings PLC                                                                 290,124          32
     5,600  * Ryanair Holdings PLC (ADR)                                                           183,568          20
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,022,920         112
----------------------------------------------------------------------------------------------------------------------
              Taiwan--.8%
    86,218    Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                   716,474          79
----------------------------------------------------------------------------------------------------------------------
              Belgium--.8%
    31,100    Fortis                                                                               686,378          75
----------------------------------------------------------------------------------------------------------------------
              Netherlands Antilles--.7%
     9,530    Schlumberger, Ltd.                                                                   605,250          66
----------------------------------------------------------------------------------------------------------------------
              Sweden--.6%
    15,600  * Oriflame Cosmetics SA (SDR)                                                          557,073          61
----------------------------------------------------------------------------------------------------------------------
              Mexico--.5%
    13,400    America Movil SA de CV (ADR) - Series "L"                                            487,358          54
----------------------------------------------------------------------------------------------------------------------
              Australia--.5%
    80,672    Rinker Group, Ltd.                                                                   452,380          50
----------------------------------------------------------------------------------------------------------------------
              South Africa--.4%
    56,400    Standard Bank Group, Ltd.                                                            390,390          43
----------------------------------------------------------------------------------------------------------------------
              Spain--.3%
    15,000  * Iberdrola SA                                                                         316,634          34
----------------------------------------------------------------------------------------------------------------------
              Bermuda--.2%
     7,500  * Accenture, Ltd. - Class "A"                                                          206,100          23
----------------------------------------------------------------------------------------------------------------------
              Russia--.2%
     6,400    YUKOS (ADR)                                                                          203,520          22
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $70,488,098)                                                 82,184,804       9,009
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
   Principal                                                                                                  For Each
      Amount                                                                                                $10,000 of
   or Shares  Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS--4.7%
              Netherlands--3.2%
Euro 2,425M   Dutch Treasury Certificate, Zero Coupon, 7/30/04                                  $2,945,651        $323
              France--1.5%
Euro 1,125M   French Discount Treasury Bill, Zero Coupon, 7/8/04                                 1,368,209         150
----------------------------------------------------------------------------------------------------------------------
Total Value of Foreign Government and Agency Obligations
  (cost $4,238,607)                                                                              4,313,860         473
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.5%
              Australia--.5%
    61,441    News Corporation, Ltd.                                                               502,898          55
----------------------------------------------------------------------------------------------------------------------
              Brazil--.0%
     5,000  * Vale Do Rio Doce - Class "B"**                                                            87          --
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $512,599)                                                    502,985          55
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--.3%
              U.S. Treasury Bills:+
       $10M     1.015%, 8/19/04                                                                      9,986           1
       225M     1.1475%, 9/2/04                                                                    224,524          25
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $234,534)                                         234,510          26
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--4.1%
     3,736M   BNP Paribas, 1.28%, dated 6/30/04, to be repurchased
                at $3,736,133 on 7/1/04 (collateralized by U.S.
                Treasury Notes, 10.75%, 8/15/05, valued at
                $3,815,700) (cost $3,736,000)                                                    3,736,000         409
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $79,209,838)                                         99.7%     90,972,159       9,972
Other Assets, Less Liabilities                                                          .3         254,461          28
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $91,226,620     $10,000
======================================================================================================================

 * Non-income producing

** Security valued at fair value (See Note 1A)

 + See Note 6

   Summary of Abbreviations:
     ADR  American Depositary Receipts
     SDR  Swedish Depositary Receipts

See notes to financial statements



Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2004

Sector diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                                        Percentage
Sector                                                                               of Net Assets               Value
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology                                                               10.3%         $9,365,293
Energy                                                                                         7.7           7,054,183
Capital Goods                                                                                  7.2           6,554,632
Banks                                                                                          7.1           6,511,244
Diversified Financials                                                                         6.1           5,574,013
Materials                                                                                      5.4           4,930,522
Telecommunication Services                                                                     5.0           4,529,025
Technology Hardware & Equipment                                                                4.7           4,286,561
Media                                                                                          4.5           4,143,423
Household & Personal Products                                                                  4.1           3,754,674
Software & Services                                                                            3.8           3,423,822
Retailing                                                                                      3.4           3,107,230
Food, Beverage & Tobacco                                                                       3.3           3,043,438
Semiconductors & Semiconductor Equipment                                                       3.3           3,041,785
Automobiles & Components                                                                       2.6           2,364,317
Insurance                                                                                      2.5           2,242,933
Health Care Equipment & Services                                                               2.1           1,906,025
Transportation                                                                                 1.9           1,718,259
Food & Staples Retailing                                                                       1.6           1,492,815
Utilities                                                                                      1.5           1,370,323
Hotels, Restaurants & Leisure                                                                  1.1             959,912
Consumer Durables & Apparel                                                                    0.8             709,009
Commercial Services & Supplies                                                                 0.4             394,960
Pooled Vehicle                                                                                 0.2             209,391
U.S. Government Obligations                                                                    0.3             234,510
Foreign Government and Agency Obligations                                                      4.7           4,313,860
Repurchase Agreement                                                                           4.1           3,736,000
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                    99.7          90,972,159
Other Assets, Less Liabilities                                                                  .3             254,461
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                   100.0%        $91,226,620
======================================================================================================================

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--82.0%
              Aerospace/Defense--2.9%
              Honeywell International, Inc.:
      $450M     7.5%, 2010                                                                        $515,353        $141
       125M     6.125%, 2011                                                                       134,312          37
              Precision Castparts Corp.:
       300M     8.75%, 2005                                                                        308,267          85
       100M     5.6%, 2013                                                                          97,530          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,055,462         290
----------------------------------------------------------------------------------------------------------------------
              Automotive--2.9%
       350M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                          393,848         108
       224M   Ford Motor Co., 8.9%, 2032                                                           244,816          67
       100M   TRW, Inc., 7.125%, 2009                                                              110,080          30
       300M   Visteon Corp., 8.25%, 2010                                                           321,000          88
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,069,744         293
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--.6%
       200M   Colgate-Palmolive Co., 7.84%, 2007                                                   224,002          61
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.8%
       300M   Lubrizol Corp., 7.25%, 2025                                                          290,737          80
----------------------------------------------------------------------------------------------------------------------
              Energy--1.8%
       300M   Repsol International Finance BV, 7.45%, 2005                                         315,105          86
       100M   Sunoco, Inc., 9.375%, 2016                                                           109,755          30
       200M   Texaco Capital, Inc., 8.25%, 2006                                                    222,108          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                   646,968         177
----------------------------------------------------------------------------------------------------------------------
              Financial--5.4%
       125M   American General Finance Corp., 8.125%, 2009                                         144,393          40
       300M   CIT Group Holdings, Inc., 7.75%, 2012                                                342,643          94
       100M   Ford Motor Credit Co., 9.03%, 2009                                                   102,254          28
              General Electric Capital Corp.:
       300M     7.875%, 2006                                                                       332,528          91
       144M     8.5%, 2008                                                                         167,069          46
       400M   General Motors Acceptance Corp., 7.75%, 2010                                         434,720         119
       425M   Household Finance Corp., 6.5%, 2008                                                  459,630         126
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,983,237         544
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial Services--12.8%
              Bank of America Corp.:
      $250M     7.8%, 2010                                                                        $287,626         $79
        75M     7.4%, 2011                                                                          85,110          23
       300M   Bank One Corp., 7.875%, 2010                                                         347,423          95
       300M   Chase Manhattan Corp., 7.875%, 2010                                                  345,860          95
       150M   Comerica, 7.125%, 2013                                                               162,879          45
       100M   Fifth Third Bank, 3.375%, 2008                                                        97,175          27
       250M   First Union National Bank, 7.8%, 2010                                                289,250          79
       300M   Fleet Capital Trust II, 7.92%, 2026                                                  320,733          88
       250M   Florida Windstorm Underwriting Assoc.,
                7.125%, 2019 +                                                                     284,008          78
       300M   Greenpoint Bank, 9.25%, 2010                                                         367,115         101
       225M   Huntington National Bank, 8%, 2010                                                   260,060          71
       125M   JPMorgan Chase & Co., 6.625%, 2012                                                   135,368          37
       200M   Manufacturers & Traders Trust Co., 8%, 2010                                          235,158          65
       100M   National City Bank of Pennsylvania, 7.25%, 2011                                      115,244          32
       100M   Old National Bank, 6.75%, 2011                                                       109,445          30
       384M   Republic NY Corp., 7.75%, 2009                                                       437,506         120
       400M   Royal Bank of Scotland Group PLC, 5%, 2014                                           385,826         106
       350M   Washington Mutual, Inc., 8.25%, 2010                                                 408,015         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,673,801       1,283
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--4.4%
              Coca-Cola Enterprises, Inc.:
       250M     7.125%, 2009                                                                       281,854          77
       100M     7.125%, 2017                                                                       113,746          31
       520M   ConAgra Foods, Inc., 6.75%, 2011                                                     570,580         157
       300M   Hershey Foods Corp., 6.7%, 2005                                                      314,666          86
       200M   Pepsi Bottling Group, Inc., 7%, 2029                                                 223,742          62
       100M   Philip Morris Companies, Inc., 6.95%, 2006                                           105,020          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,609,608         442
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--2.4%
       200M   Delhaize America, Inc., 8.125%, 2011                                                 219,306          60
       200M   Kroger Co., 6.8%, 2018                                                               212,215          59
              Safeway, Inc.:
       200M     7%, 2007                                                                           218,383          60
       200M     6.5%, 2011                                                                         212,199          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                   862,103         237
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--2.5%
      $350M   International Paper Co., 6.75%, 2011                                                $379,892        $104
       275M   Sappi Papier Holding AG, 6.75%, 2012 +                                               293,913          81
              Weyerhaeuser Co.:
       100M     7.25%, 2013                                                                        111,190          30
       100M     7.5%, 2013                                                                         112,211          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                   897,206         246
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.8%
       250M   MGM Mirage, Inc., 8.5%, 2010                                                         271,250          75
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.3%
       200M   Becton, Dickinson & Co., 7.15%, 2009                                                 225,125          62
       225M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            220,153          60
       200M   Tenet Healthcare Corp., 6.375%, 2011                                                 176,000          48
       200M   Wyeth, 6.95%, 2011                                                                   213,872          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                   835,150         229
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.4%
       150M   International Business Machines Corp., 4.875%, 2006                                  155,681          43
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.8%
       125M   Ingersoll-Rand Co., 9%, 2021                                                         162,757          45
       300M   Newell Rubbermaid, Inc., 6.75%, 2012                                                 328,493          90
              United Technologies Corp.:
       100M     6.5%, 2009                                                                         109,604          30
       200M     7.125%, 2010                                                                       226,869          62
       180M     6.1%, 2012                                                                         193,082          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,020,805         280
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--3.6%
              Comcast Cable Communications, Inc.:
       200M     8.375%, 2007                                                                       223,665          61
       150M     7.125%, 2013                                                                       164,233          45
       250M   Cox Communications, Inc., 5.5%, 2015                                                 240,951          66
       330M   Cox Enterprises, Inc., 8%, 2007 +                                                    363,906         100
       300M   PanAmSat Corp., 6.375%, 2008                                                         304,500          84
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,297,255         356
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--3.5%
      $100M   AOL Time Warner, Inc., 6.875%, 2012                                                 $108,224         $30
       300M   New York Times Co., 7.625%, 2005                                                     311,652          85
       200M   News America, Inc., 7.3%, 2028                                                       217,514          60
       200M   Time Warner, Inc., 6.875%, 2018                                                      209,381          57
              Viacom, Inc.:
       225M     7.75%, 2005                                                                        235,679          65
        75M     8.875%, 2014                                                                        93,576          26
       100M   Walt Disney Co., 7.3%, 2005                                                          102,982          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,279,008         351
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.8%
       300M   Hanson PLC, 7.875%, 2010                                                             342,279          94
       300M   Thiokol Corp., 6.625%, 2008                                                          325,396          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                   667,675         183
----------------------------------------------------------------------------------------------------------------------
              Real Estate--6.8%
       100M   Archstone-Smith Trust, 7.9%, 2016 (REIT)                                             114,960          32
       470M   AvalonBay Communities, Inc., 7.5%, 2010 (REIT)                                       532,719         146
       350M   Boston Properties, Inc., 5%, 2015 (REIT)                                             325,220          89
       185M   Duke-Weeks Realty Corp., 7.75%, 2009 (REIT)                                          211,635          58
       300M   EOP Operating LP, 8.1%, 2010 (REIT)                                                  343,504          94
       400M   Mack-Cali Realty LP, 7.75%, 2011 (REIT)                                              454,182         125
       425M   Simon Property Group, Inc., 7.875%, 2016 (REIT) +                                    486,067         133
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,468,287         677
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--4.7%
       300M   Federated Department Stores, Inc., 7.45%, 2017                                       337,908          93
       100M   Lowe's Companies, Inc., 8.25%, 2010                                                  118,904          32
       325M   RadioShack Corp., 7.375%, 2011                                                       367,199         101
       350M   Target Corp., 7.5%, 2010                                                             403,421         111
              Wal-Mart Stores, Inc.:
       300M     8%, 2006                                                                           329,985          90
       145M     8.5%, 2024                                                                         152,042          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,709,459         469
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Services--3.0%
              Allied Waste NA, Inc.:
      $250M     8.875%, 2008                                                                      $275,000         $76
       100M     5.75%, 2011 +                                                                       95,250          26
              ERAC USA Finance Enterprise Co.:
       100M     7.35%, 2008 +                                                                      110,580          30
       250M     8%, 2011 +                                                                         291,092          80
              Waste Management, Inc.:
       100M     6.875%, 2009                                                                       109,911          30
       200M     7.375%, 2010                                                                       224,984          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,106,817         304
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--4.1%
       200M   Chesapeake & Potomac Telephone Co. of
                Maryland, 8.3%, 2031                                                               240,038          66
       300M   Deutsche Telekom AG, 8.5%, 2010                                                      350,985          96
       200M   New York Telephone Co., 6.125%, 2010                                                 208,919          57
       375M   Sprint Capital Corp., 6.375%, 2009                                                   397,565         109
       250M   Vodafone AirTouch PLC, 7.75%, 2010                                                   286,980          79
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,484,487         407
----------------------------------------------------------------------------------------------------------------------
              Transportation--5.7%
              Burlington Northern Santa Fe Corp.:
       275M     7.875%, 2007                                                                       305,765          84
       250M     7.125%, 2010                                                                       279,662          77
              Canadian National Railway Co.:
       300M     6.45%, 2006                                                                        318,706          87
       150M     7.375%, 2031                                                                       172,179          47
       100M   FedEx Corp., 3.5%, 2009 +                                                             96,081          26
       300M   Norfolk Southern Corp., 7.7%, 2017                                                   348,305          96
       500M   Union Pacific Corp., 7.375%, 2009                                                    565,039         155
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,085,737         572
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.0%
       300M   Columbia Energy Group, 6.8%, 2005                                                    315,455          87
       265M   Consumers Energy Co., 6.375%, 2008                                                   281,349          77
       200M   DPL, Inc., 6.875%, 2011                                                              202,500          56
       300M   Duke Capital Corp., 8%, 2019                                                         335,902          92
       209M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          219,933          60
       300M   NiSource Finance Corp., 7.875%, 2010                                                 344,356          95
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $250M   PP&L Capital Funding, Inc., 8.375%, 2007                                            $277,373         $76
       178M   Wisconsin Power & Light Co., 7%, 2007                                                193,453          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,170,321         596
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $28,643,841)                                               29,864,800       8,195
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--7.0%
              U.S. Treasury Notes:
       650M     7.875%, 2004                                                                       665,285         183
     1,000M     6.625%, 2007                                                                     1,095,274         300
       200M     6%, 2009                                                                           219,836          60
       500M     6.5%, 2010                                                                         563,555         155
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $2,472,913)                                     2,543,950         698
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--4.3%
              Real Estate--1.0%
       329M   FDA Queens LP, 6.99%, 2017                                                           357,707          98
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.3%
        80M   American Airlines, Inc., 7.377%, 2019                                                 57,117          16
              Continental Airlines, Inc.:
        97M     6.748%, 2017                                                                        73,738          20
       416M     8.388%, 2020                                                                       334,489          92
       216M   FedEx Corp., 7.5%, 2018                                                              246,074          68
       179M   Northwest Airlines, Inc., 8.072%, 2019                                               191,095          52
       244M   NWA Trust, 10.23%, 2012                                                              216,076          59
        75M   Southwest Airlines Co., 6.126%, 2006                                                  78,926          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,197,515         329
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,575,886)                                       1,555,222         427
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--3.5%
              Fannie Mae:
      $400M     6.125%, 2012                                                                      $431,994        $118
       300M     5%, 2016                                                                           283,495          78
       175M   Federal Home Loan Bank, 4.3%, 2008                                                   175,015          48
              Freddie Mac:
       100M     4.6%, 2018                                                                          90,314          25
       100M     5%, 2018                                                                            94,273          26
       200M   Tennessee Valley Authority, 5.375%, 2008                                             210,761          58
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $1,308,583)                                                                              1,285,852         353
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--1.2%
              Housing
              Virginia State Housing Development Authority:
       335M     Series "A", 6.51%, 2019                                                            339,764          93
       100M     Series "M", 7%, 2022                                                               107,203          30
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $401,915)                                                     446,967         123
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.1%
       400M   Gannett Co., Inc., 1.15%, 7/6/04 (cost $399,936)                                     399,936         110
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $34,803,074)                                         99.1%     36,096,727       9,906
Other Assets, Less Liabilities                                                          .9         344,491          94
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $36,441,218     $10,000
======================================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

  Summary of Abbreviations:
    REIT   Real Estate Investment Trust

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                      Effective                  $10,000 of
     Amount   Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--76.8%
              Agency For International Development - Israel:
    $1,513M     8/15/2007                                                             3.50%     $1,357,399        $544
     1,000M     11/15/2007                                                            3.54         888,241         356
       780M     2/15/2008                                                             3.67         683,619         274
     6,904M   Government Trust Certificate - Israel
                Trust, 11/15/2007                                                     3.80       6,080,940       2,435
       584M   Government Trust Certificate - Turkey
                Trust, 11/15/2007                                                     3.80         514,378         206
       586M   International Bank for Reconstruction &
                Development, 8/15/2007                                                4.01         517,680         207
     6,456M   Resolution Funding Corporation,
                10/15/2007                                                            3.44       5,770,767       2,311
              Tennessee Valley Authority:
     1,166M     5/1/2007                                                              3.58       1,054,492         422
     2,600M     11/1/2007                                                             3.75       2,296,684         920
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations
  (cost $17,407,518)                                                                            19,164,200       7,675
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--23.3%
     6,510M   U.S. Treasury Strips, 11/15/2007
                (cost $5,187,359)                                                     3.35       5,820,031       2,330
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $22,594,877)                                        100.1%     24,984,231      10,005
Excess of Liabilities Over Other Assets                                                (.1)        (13,006)         (5)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $24,971,225     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2004.

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                      Effective                  $10,000 of
     Amount   Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--66.8%
              Agency For International Development - Israel:
    $1,303M     8/15/2010                                                             4.41%       $997,287        $623
       495M     9/15/2010                                                             4.41         377,493         236
              Fannie Mae:
     1,260M     8/7/2010                                                              4.60         954,425         596
       700M     10/8/2010                                                             4.73         522,182         326
       600M     11/29/2010                                                            4.75         444,008         277
     1,421M     2/1/2011                                                              4.97       1,028,655         643
     1,100M   Freddie Mac, 9/15/2010                                                  4.52         833,011         520
       500M   Government Trust Certificate - Israel
                Trust, 11/15/2010                                                     4.68         372,346         233
     1,990M   Government Trust Certificate - Turkey
                Trust, 11/15/2010                                                     4.68       1,481,938         926
              Resolution Funding Corporation:
       650M     10/15/2010                                                            4.37         495,380         309
     2,998M     1/15/2011                                                             4.46       2,246,740       1,403
     1,250M   Tennessee Valley Authority, 11/1/2010                                   4.66         933,500         583
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations
  (cost $9,474,275)                                                                             10,686,965       6,675
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--32.9%
     6,885M   U.S. Treasury Strips, 11/15/2010
               (cost $4,645,834)                                                      4.23       5,273,063       3,293
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $14,120,109)                                         99.7%     15,960,028       9,968
Other Assets, Less Liabilities                                                          .3          51,085          32
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $16,011,113     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2004.

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                      Effective                  $10,000 of
     Amount   Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--51.2%
              Agency For International Development - Israel:
      $698M     9/15/2015                                                             5.33%       $387,236        $288
     1,584M     11/15/2015                                                            5.36         868,228         647
       300M     3/15/2016                                                             5.40         160,839         120
              Fannie Mae:
       150M     2/12/2015                                                             5.37          85,462          64
       243M     8/12/2015                                                             5.45         133,636         100
       600M     9/23/2015                                                             5.69         319,429         238
       908M     11/15/2015                                                            5.54         487,447         363
       650M   Federal Judiciary Office Building,
                2/15/2015                                                             5.39         369,450         275
              Freddie Mac:
       550M     3/15/2015                                                             5.35         312,445         233
     1,760M     9/15/2015                                                             5.44         964,736         719
       625M     1/15/2016                                                             5.48         334,777         249
       210M   Government Trust Certificate - Turkey
                Trust, 5/15/2015                                                      5.53         116,052          86
       200M   International Bank for Reconstruction &
                Development, 2/15/2015                                                5.74         109,638          82
              Resolution Funding Corporation:
     1,773M     10/15/2015                                                            5.32         979,765         730
       320M     1/15/2016                                                             5.35         174,051         130
     2,000M   Tennessee Valley Authority, 11/1/2015                                   5.63       1,066,382         794
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations
  (cost $6,503,713)                                                                              6,869,573       5,118
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--48.4%
    11,525M   U.S. Treasury Strips, 11/15/2015
                (cost $6,174,484)                                                     5.11       6,492,828       4,837
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $12,678,197)                                         99.6%     13,362,401       9,955
Other Assets, Less Liabilities                                                          .4          60,948          45
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $13,423,349     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2004.

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS LIFE VALUE FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--95.1%
              Consumer Discretionary--13.5%
    16,200    Genuine Parts Company                                                               $642,816        $103
    12,400    Home Depot, Inc.                                                                     436,480          70
    19,200    J.C. Penney Company, Inc. (Holding Company)                                          724,992         117
     4,200    Jones Apparel Group, Inc.                                                            165,816          27
     7,900    Kimball International, Inc. - Class "B"                                              116,525          19
    12,000    Lee Enterprises, Inc.                                                                576,120          93
    20,200    Leggett & Platt, Inc.                                                                539,542          87
     5,900    Liberty Corporation                                                                  277,005          45
    30,800    Limited Brands                                                                       575,960          93
     4,500    Magna International, Inc. - Class "A"                                                383,265          62
    17,400    May Department Stores Company                                                        478,326          77
    33,900    McDonald's Corporation                                                               881,400         142
    30,800    Natuzzi SpA (ADR)                                                                    330,792          53
    10,200    Newell Rubbermaid, Inc.                                                              239,700          39
    10,700    OshKosh B'Gosh, Inc. - Class "A"                                                     267,179          43
    53,600    Pearson PLC (ADR)                                                                    668,928         108
     4,000    Spartan Motors, Inc.                                                                  49,000           8
     8,200    Tupperware Corporation                                                               159,326          26
    32,600    Walt Disney Company                                                                  830,974         134
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,344,146       1,346
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.4%
    12,600    American Italian Pasta Company - Class "A"                                           384,048          62
    11,900    Brown-Forman Corporation - Class "B"                                                 574,413          93
    11,400    Coca-Cola Company                                                                    575,472          93
    23,200    ConAgra Foods, Inc.                                                                  628,256         101
     5,895  * Del Monte Foods Company                                                               59,893          10
    12,800    Diageo PLC (ADR)                                                                     700,800         113
     4,800    Fomento Economico Mexicano SA de CV (ADR)                                            220,032          35
    14,000    H.J. Heinz Company                                                                   548,800          88
     9,200    Kimberly-Clark Corporation                                                           606,096          98
    20,700    Ruddick Corporation                                                                  464,715          75
    13,400    Sara Lee Corporation                                                                 308,066          50
    21,800    Tasty Baking Company                                                                 205,792          33
    14,600    UST, Inc.                                                                            525,600          85
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,801,983         936
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE VALUE FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--10.2%
     9,000    Anadarko Petroleum Corporation                                                      $527,400         $85
    12,500    BP PLC (ADR)                                                                         669,625         108
     6,100    ChevronTexaco Corporation                                                            574,071          92
    10,000    ConocoPhillips                                                                       762,900         123
    25,700    Diamond Offshore Drilling, Inc.                                                      612,431          99
    12,800    Kerr-McGee Corporation                                                               688,256         111
    17,800    Marathon Oil Corporation                                                             673,552         109
    13,100    Royal Dutch Petroleum Company - NY Shares (ADR)                                      676,877         109
    18,400    Tidewater, Inc.                                                                      548,320          88
    16,100    Unocal Corporation                                                                   611,800          99
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,345,232       1,023
----------------------------------------------------------------------------------------------------------------------
              Financials--22.1%
    10,000    A.G. Edwards, Inc.                                                                   340,300          55
     3,900    ACE, Ltd.                                                                            164,892          27
    17,400    Allstate Corporation                                                                 809,970         131
    20,600    AmSouth Bancorporation                                                               524,682          85
    25,500    Aon Corporation                                                                      725,985         117
     7,996    Bank of America Corporation                                                          676,622         109
    18,200    Banknorth Group, Inc.                                                                591,136          95
    27,750    Brascan Corporation - Class "A"                                                      783,660         126
    13,545    Cincinnati Financial Corporation                                                     589,478          95
     8,000    Comerica, Inc.                                                                       439,040          71
    11,200    Erie Indemnity Company - Class "A"                                                   523,936          84
    11,400    FBL Financial Group, Inc. - Class "A"                                                322,164          52
    10,200    Jefferson-Pilot Corporation                                                          518,160          84
    17,900    KeyCorp                                                                              535,031          86
    12,500    Koger Equity, Inc. (REIT)                                                            289,000          47
     9,800    Lincoln National Corporation                                                         463,050          75
    12,300    Montpelier Re Holdings, Ltd.                                                         429,885          69
    11,100    Morgan Stanley                                                                       585,747          94
    10,900  * NewAlliance Bancshares, Inc.                                                         152,164          24
     6,500    New York Community Bancorp, Inc.                                                     127,595          21
     6,800    One Liberty Properties, Inc. (REIT)                                                  123,488          20
    16,200    Plum Creek Timber Company, Inc. (REIT)                                               527,796          85
     9,800    PNC Financial Services Group                                                         520,184          84
    14,700    Protective Life Corporation                                                          568,449          92
    22,700    Sky Financial Group, Inc.                                                            561,371          90
     7,800    SunTrust Banks, Inc.                                                                 506,922          82
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    13,800    T. Rowe Price Group, Inc.                                                           $695,520        $112
    10,600    Wells Fargo & Company                                                                606,638          98
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,702,865       2,210
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.7%
    14,800    Abbott Laboratories                                                                  603,248          97
    11,600    GlaxoSmithKline PLC (ADR)                                                            480,936          77
     1,480  * Hospira, Inc.                                                                         40,848           7
    11,200    Johnson & Johnson                                                                    623,840         101
    17,200    Merck & Company, Inc.                                                                817,000         132
    10,800    Novartis AG                                                                          480,600          77
    19,000    Pfizer, Inc.                                                                         651,320         105
    25,900    Schering-Plough Corporation                                                          478,632          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,176,424         673
----------------------------------------------------------------------------------------------------------------------
              Industrials--10.4%
       900    Alexander & Baldwin, Inc.                                                             30,105           5
     9,900    ALLETE, Inc.                                                                         329,670          53
    11,200    Baldor Electric Company                                                              261,520          42
     8,800    CNF, Inc.                                                                            365,728          59
    10,900    Dover Corporation                                                                    458,890          74
    13,400    Federal Signal Corporation                                                           249,374          40
     6,400    General Dynamics Corporation                                                         635,520         102
    19,600    Honeywell International, Inc.                                                        717,948         116
    20,100    Masco Corporation                                                                    626,718         101
    21,200    Norfolk Southern Corporation                                                         562,224          91
    21,900    Pall Corporation                                                                     573,561          93
    13,700    Pitney Bowes, Inc.                                                                   606,225          98
    12,700    SPX Corporation                                                                      589,788          95
     9,400    Stewart & Stevenson Services, Inc.                                                   168,448          27
     5,500    Teleflex, Inc.                                                                       275,825          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,451,544       1,040
----------------------------------------------------------------------------------------------------------------------
              Information Technology--4.3%
    14,500    Automatic Data Processing, Inc.                                                      607,260          98
    21,700    AVX Corporation                                                                      313,565          50
     5,500    Bel Fuse, Inc. - Class "B"                                                           229,350          37
    27,300    Hewlett-Packard Company                                                              576,030          93
    20,400    Methode Electronics, Inc. - Class "A"                                                264,588          43
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE VALUE FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    20,700    Motorola, Inc.                                                                      $377,775         $61
     8,300    Paychex, Inc.                                                                        281,204          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,649,772         427
----------------------------------------------------------------------------------------------------------------------
              Materials--8.1%
     9,900    Air Products & Chemicals, Inc.                                                       519,255          84
    18,700    Alcoa, Inc.                                                                          617,661         100
    12,700    Compass Minerals International, Inc.                                                 246,126          40
    14,300    DuPont (E.I.) de Nemours & Company                                                   635,206         102
    19,800    Glatfelter                                                                           278,784          45
    12,400    Great Lakes Chemical Corporation                                                     335,544          54
    19,700    Lubrizol Corporation                                                                 721,414         116
    12,700    Myers Industries, Inc.                                                               179,070          29
    28,400    Sonoco Products Company                                                              724,200         117
     5,900    Vulcan Materials Company                                                             280,545          45
     7,600    Weyerhaeuser Company                                                                 479,712          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,017,517         809
----------------------------------------------------------------------------------------------------------------------
              Other--.4%
     5,000    Market 2000+ HOLDRs Trust                                                            268,450          43
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--4.2%
    17,700    BellSouth Corporation                                                                464,094          75
    10,700    CT Communications, Inc.                                                              161,035          26
     8,032    D&E Communications, Inc.                                                             107,789          17
    13,000    Nippon Telegraph and Telephone Corporation (ADR)                                     348,920          56
    18,900    SBC Communications, Inc.                                                             458,325          74
     7,100    Telephone & Data Systems, Inc.                                                       505,520          82
    16,118    Verizon Communications, Inc.                                                         583,310          94
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,628,993         424
----------------------------------------------------------------------------------------------------------------------
              Utilities--5.8%
    14,050    American States Water Company                                                        326,522          53
    13,200    KeySpan Corporation                                                                  484,440          78
    12,800    MDU Resources Group, Inc.                                                            307,584          50
    28,100    NiSource, Inc.                                                                       579,422          93
    12,300    Northwest Natural Gas Company                                                        375,150          60
    13,500    ONEOK, Inc.                                                                          296,865          48
     4,500    South Jersey Industries, Inc.                                                        198,000          32
    17,200    Southwest Gas Corporation                                                            415,036          67
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    16,300    United Utilities PLC (ADR)                                                          $311,656         $50
    12,500    Vectren Corporation                                                                  313,625          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,608,300         582
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $46,259,918)                                                 58,995,226       9,513
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--2.2%
              Financials--.7%
    16,100    Chubb Corporation, 7%, 2005 - Series "A"                                             453,859          73
----------------------------------------------------------------------------------------------------------------------
              Health Care--.4%
     2,600    Anthem, Inc., 6%, 2004                                                               262,925          42
----------------------------------------------------------------------------------------------------------------------
              Industrials--.7%
     4,050    Northrop Grumman Corporation, 7.25%, 2004                                            428,795          69
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.4%
     4,600    ALLTEL Corporation, 7.75%, 2005                                                      232,875          38
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $1,205,963)                                    1,378,454         222
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.6%
              Telecommunication Services--.3%
     7,500    Verizon South, Inc., 7%, 2041 - Series "F"                                           187,950          30
----------------------------------------------------------------------------------------------------------------------
              Utilities--.3%
     6,700    Entergy Louisiana, Inc., 7.6%, 2032                                                  171,587          28
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $353,492)                                                    359,537          58
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--1.5%
      $900M   Freddie Mac, 1.16%, 7/13/04 (cost $899,652)                                          899,652         145
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $48,719,025)                                         99.4%     61,632,869       9,938
Other Assets, Less Liabilities                                                          .6         383,358          62
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $62,016,227     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR   American Depositary Receipts
    REIT  Real Estate Investment Trust

See notes to financial statements




Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
June 30, 2004
------------------------------------------------------------------------------------------------------------------------
                                                                                   CASH                         FOCUSED
                                                              BLUE CHIP      MANAGEMENT       DISCOVERY          EQUITY
------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                         $137,962,740      $7,959,106    $ 96,409,002     $ 9,750,606
                                                           ============    ============    ============    ============
At value (Note 1A)                                         $176,187,685      $7,959,106    $124,619,364     $10,752,235
Cash                                                            323,441         431,778         212,385          12,750
Receivables:
Investment securities sold                                    2,069,630              --       1,404,007              --
Interest and dividends                                          144,857          15,757          40,963           7,976
Trust shares sold                                                73,207           2,681          88,756           7,762
Other assets                                                     16,422           1,727          11,705             887
                                                           ------------    ------------    ------------    ------------
Total Assets                                                178,815,242       8,411,049     126,377,180      10,781,610
                                                           ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                               1,670,878         299,857       1,154,026              --
Trust shares redeemed                                           264,107          11,230          97,304          10,897
Accrued advisory fees                                           119,216           2,947          82,556           7,206
Accrued expenses                                                 16,911           1,166          16,674           1,083
                                                           ------------    ------------    ------------    ------------
Total Liabilities                                             2,071,112         315,200       1,350,560          19,186
                                                           ------------    ------------    ------------    ------------
Net Assets                                                 $176,744,130      $8,095,849    $125,026,620     $10,762,424
                                                           ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                            $189,194,056      $8,095,849    $134,493,545     $12,387,672
Undistributed net investment income (deficit)                   554,242              --        (240,524)         24,658
Accumulated net realized loss on investments                (51,229,113)             --     (37,436,763)     (2,651,535)
Net unrealized appreciation of investments                   38,224,945              --      28,210,362       1,001,629
                                                           ------------    ------------    ------------    ------------
Total                                                      $176,744,130      $8,095,849    $125,026,620     $10,762,424
                                                           ============    ============    ============    ============
Shares of beneficial interest outstanding (Note 2)            9,314,157       8,095,849       5,573,489       1,346,712
                                                           ============    ============    ============    ============
Net asset value, offering and redemption price per share
(Net assets divided by shares outstanding)                       $18.98           $1.00          $22.43           $7.99
                                                                 ======          ======          ======          ======

See notes to financial statements






Statements of Assets and Liabilities (continued)
FIRST INVESTORS LIFE SERIES FUND
June 30, 2004
-------------------------------------------------------------------------------------------------------

                                                             GOVERNMENT          GROWTH      HIGH YIELD
-------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                          $21,637,888    $180,633,056     $66,555,300
                                                           ============    ============    ============
At value (Note 1A)                                          $21,790,071    $228,121,545     $64,607,443
Cash                                                            123,849          25,336         157,969
Receivables:
Investment securities sold                                        1,754         419,400              --
Interest and dividends                                          137,678         120,566       1,323,548
Trust shares sold                                                 4,542         101,425           9,438
Other assets                                                      2,563          20,823           6,956
                                                           ------------    ------------    ------------
Total Assets                                                 22,060,457     228,809,095      66,105,354
                                                           ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                      --         156,672         259,975
Trust shares redeemed                                            32,273         273,774          80,462
Accrued advisory fees                                            11,899         152,182          44,151
Accrued expenses                                                  3,067          15,652          11,007
                                                           ------------    ------------    ------------
Total Liabilities                                                47,239         598,280         395,595
                                                           ------------    ------------    ------------
Net Assets                                                  $22,013,218    $228,210,815     $65,709,759
                                                           ============    ============    ============
Net Assets Consist of:
Capital paid in                                             $21,988,575    $193,567,286     $80,816,581
Undistributed net investment income                             563,899         370,114       2,290,723
Accumulated net realized loss on investments                   (691,439)    (13,215,074)    (15,449,688)
Net unrealized appreciation (depreciation) of investments       152,183      47,488,489      (1,947,857)
                                                           ------------    ------------    ------------
Total                                                       $22,013,218    $228,210,815     $65,709,759
                                                           ============    ============    ============
Shares of beneficial interest outstanding (Note 2)            2,180,171       7,213,506       8,104,839
                                                           ============    ============    ============
Net asset value, offering and redemption price per share
(Net assets divided by shares outstanding)                       $10.10          $31.64           $8.11
                                                                 ======          ======          ======

See notes to financial statements






Statements of Assets and Liabilities (continued)
FIRST INVESTORS LIFE SERIES FUND
June 30, 2004
---------------------------------------------------------------------------------------------------------
                                                                                                 TARGET
                                                          INTERNATIONAL      INVESTMENT        MATURITY
                                                             SECURITIES           GRADE            2007
---------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                          $79,209,838     $34,803,074     $22,594,877
                                                           ============    ============    ============
At value (Note 1A)                                          $90,972,159     $36,096,727     $24,984,231
Cash                                                             30,070          86,969          86,613
Receivables:
Investment securities sold                                      313,110              --              --
Interest and dividends                                          220,254         569,018              --
Trust shares sold                                                44,269          11,548             912
Other assets                                                      8,718           3,746           3,109
                                                           ------------    ------------    ------------
Total Assets                                                 91,588,580      36,768,008      25,074,865
                                                           ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                 227,923         224,697              --
Trust shares redeemed                                            33,808          76,449          87,081
Variation margin on futures contracts                             4,620              --              --
Forward currency contracts (Note 6)                                 619              --              --
Accrued advisory fees                                            61,034          19,662          13,555
Accrued expenses                                                 33,956           5,982           3,004
                                                           ------------    ------------    ------------
Total Liabilities                                               361,960         326,790         103,640
                                                           ------------    ------------    ------------
Net Assets                                                  $91,226,620     $36,441,218     $24,971,225
                                                           ============    ============    ============
Net Assets Consist of:
Capital paid in                                             $89,101,254     $35,700,414     $21,616,862
Undistributed net investment income                             458,233         705,023         669,658
Accumulated net realized gain (loss) on investments,
futures contracts and foreign currency transactions         (10,195,363)     (1,257,872)        295,351
Net unrealized appreciation of investments,
futures contracts and foreign currency transactions          11,862,496       1,293,653       2,389,354
                                                           ------------    ------------    ------------
Total                                                       $91,226,620     $36,441,218     $24,971,225
                                                           ============    ============    ============
Shares of beneficial interest outstanding (Note 2)            5,466,388       3,260,001       1,947,939
                                                           ============    ============    ============
Net asset value, offering and redemption price per share --
(Net assets divided by shares outstanding)                       $16.69          $11.18          $12.82
                                                                 ======          ======          ======

See notes to financial statements






Statements of Assets and Liabilities (continued)
FIRST INVESTORS LIFE SERIES FUND
June 30, 2004
-------------------------------------------------------------------------------------------------------
                                                                 TARGET          TARGET
                                                               MATURITY        MATURITY
                                                                   2010            2015           VALUE
-------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                          $14,120,109     $12,678,197     $48,719,025
                                                           ============    ============    ============
At value (Note 1A)                                          $15,960,028     $13,362,401     $61,632,869
Cash                                                             59,209          64,721         196,726
Receivables:
Investment securities sold                                           --              --         185,785
Interest and dividends                                               --              --         132,352
Trust shares sold                                                   212           7,129          18,022
Other assets                                                      1,788           1,184           5,104
                                                           ------------    ------------    ------------
Total Assets                                                 16,021,237      13,435,435      62,170,858
                                                           ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                      --              --          69,485
Trust shares redeemed                                                --              --          39,364
Variation margin on futures contracts                                --              --              --
Forward currency contracts (Note 6).                                 --              --              --
Accrued advisory fees                                             8,632           7,120          41,330
Accrued expenses                                                  1,492           4,966           4,452
                                                           ------------    ------------    ------------
Total Liabilities                                                10,124          12,086         154,631
                                                           ------------    ------------   ------------
Net Assets                                                  $16,011,113     $13,423,349     $62,016,227
                                                           ============    ============    ============
Net Assets Consist of:
Capital paid in                                             $13,677,827     $12,529,580     $68,723,112
Undistributed net investment income                             390,976         286,780         567,403
Accumulated net realized gain (loss) on investments,
futures contracts and foreign currency transactions             102,391         (77,215)    (20,188,132)
Net unrealized appreciation of investments,
futures contracts and foreign currency transactions           1,839,919         684,204      12,913,844
                                                           ------------    ------------   ------------
Total                                                       $16,011,113     $13,423,349     $62,016,227
                                                           ============    ============    ============
Shares of beneficial interest outstanding (Note 2)            1,115,523       1,014,777       4,926,121
                                                           ============    ============    ============
Net asset value, offering and redemption price per share -
(Net assets divided by shares outstanding)                       $14.35          $13.23          $12.59
                                                                 ======          ======          ======

See notes to financial statements




Statements of Operations
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2004
------------------------------------------------------------------------------------------------------------------------
                                                                                   CASH                         FOCUSED
                                                              BLUE CHIP      MANAGEMENT       DISCOVERY          EQUITY
------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                     $   21,029         $48,250      $   18,475        $    789
Dividends                                                     1,269,100              --         260,033          74,881
                                                           ------------    ------------    ------------    ------------
Total income                                                  1,290,129          48,250         278,508          75,670
                                                           ------------    ------------    ------------    ------------
Expenses (Notes 1 and 4):
Advisory fees                                                   668,066          31,899         464,523          38,621
Professional fees                                                13,659           4,605          15,297           4,556
Custodian fees and expenses                                      15,734           3,746          17,079             559
Reports and notices to shareholders                              19,200           1,544          10,385           4,905
Trustees' fees                                                    3,445             169           1,658             196
Registration fees                                                   426             426             426             426
Other expenses                                                   17,387           1,900          12,335           1,781
                                                           ------------    ------------    ------------    ------------
Total expenses                                                  737,917          44,289         521,703          51,044
Less: Expenses waived or assumed                                     --         (14,166)             --              --
Custodian fees paid indirectly                                   (2,075)           (154)         (2,671)            (37)
                                                           ------------    ------------    ------------    ------------
Net expenses                                                    735,842          29,969         519,032          51,007
                                                           ------------    ------------    ------------    ------------
Net investment income (loss)                                    554,287          18,281        (240,524)         24,663
                                                           ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
(Note 3):
Net realized gain on investments                              6,514,930              --       6,394,691         119,404
Net unrealized appreciation (depreciation) of investments    (5,320,242)             --      (2,297,523)         15,575
                                                           ------------    ------------    ------------    ------------
Net gain on investments                                       1,194,688              --       4,097,168         134,979
                                                           ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting from Operations         $1,748,975         $18,281      $3,856,644        $159,642
                                                           ============    ============    ============    ============

See notes to financial statements






Statements of Operations (continued)
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2004
-------------------------------------------------------------------------------------------------------

                                                             GOVERNMENT          GROWTH      HIGH YIELD
-------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                       $541,353      $   10,698      $2,683,983
Dividends                                                            --       1,292,792              --
                                                           ------------    ------------    ------------
Total income                                                    541,353       1,303,490       2,683,983
                                                           ------------    ------------    ------------
Expenses (Notes 1 and 4):
Advisory fees                                                    85,894         836,515         242,865
Professional fees                                                 6,303          18,199           9,018
Custodian fees and expenses                                       5,354          29,744           6,579
Reports and notices to shareholders                               2,451          23,101           6,412
Trustees' fees                                                      447           4,291           1,243
Registration fees                                                   426             426             426
Other expenses                                                    3,586          21,219           7,540
                                                           ------------    ------------    ------------
Total expenses                                                  104,461         933,495         274,083
Less: Expenses waived or assumed                                (17,179)             --              --
Custodian fees paid indirectly                                     (378)           (129)         (1,366)
                                                           ------------    ------------    ------------
Net expenses                                                     86,904         933,366         272,717
                                                           ------------    ------------    ------------
Net investment income (loss)                                    454,449         370,124       2,411,266
                                                           ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
(Note 3):
Net realized gain (loss) on investments                          (4,644)     13,183,922        (639,461)
Net unrealized appreciation (depreciation) of investments      (258,583)     (5,105,618)        133,439
                                                           ------------    ------------    ------------
Net gain (loss) on investments                                 (263,227)      8,078,304        (506,022)
                                                           ------------    ------------    ------------
Net Increase in Net Assets Resulting from Operations           $191,222      $8,448,428      $1,905,244
                                                           ============    ============    ============

See notes to financial statements






Statements of Operations (continued)
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2004
--------------------------------------------------------------------------------------------------------
                                                                                                 TARGET
                                                          INTERNATIONAL      INVESTMENT        MATURITY
                                                             SECURITIES           GRADE            2007
--------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                     $   56,895      $1,088,216      $  766,360
Dividends                                                     1,039,929(a)           --              --
                                                           ------------    ------------    ------------
Total income                                                  1,096,824       1,088,216         766,360
                                                           ------------    ------------    ------------
Expenses (Notes 1 and 4):
Advisory fees                                                   337,767         139,409          98,613
Professional fees                                                10,019           7,256           6,583
Custodian fees and expenses                                     117,806           4,173           2,513
Reports and notices to shareholders                              10,336           3,723           3,672
Trustees' fees                                                    1,739             717             515
Registration fees                                                   426             426             426
Other expenses                                                   31,588           5,815           4,377
                                                           ------------    ------------    ------------
Total expenses                                                  509,681         161,519         116,699
Less: Expenses waived or assumed                                     --         (27,882)        (19,723)
Custodian fees paid indirectly                                       --            (797)           (278)
                                                           ------------    ------------    ------------
Net expenses                                                    509,681         132,840          96,698
                                                           ------------    ------------    ------------
Net investment income                                           587,143         955,376         669,662
                                                           ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and
Foreign Currency Transactions (Note 3):
Net realized gain on investments, futures
contracts and foreign currency transactions                   7,453,346         172,926         317,033
Net unrealized depreciation of
investments, futures contracts and foreign
currency transactions                                        (5,312,722)     (1,266,365)     (1,128,879)
                                                           ------------    ------------    ------------
Net gain (loss) on investments, futures contracts
and foreign currency transactions                             2,140,624      (1,093,439)       (811,846)
                                                           ------------    ------------    ------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                                    $2,727,767       $(138,063)      $(142,184)
                                                           ============    ============    ============

See notes to financial statements






Statements of Operations (continued)
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2004
------------------------------------------------------------------------------------------------------
                                                                TARGET          TARGET
                                                              MATURITY        MATURITY
                                                                  2010            2015           VALUE
------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                      $452,374        $335,733      $    4,320
Dividends                                                           --              --         815,358
                                                          ------------    ------------    ------------
Total income                                                   452,374         335,733         819,678
                                                          ------------    ------------    ------------
Expenses (Notes 1 and 4):
Advisory fees                                                   61,832          48,406         223,318
Professional fees                                                5,224           4,762           9,840
Custodian fees and expenses                                      1,587             691           5,692
Reports and notices to shareholders                              2,146           2,179           6,815
Trustees' fees                                                     319             245           1,135
Registration fees                                                  426             426             426
Other expenses                                                   2,498           2,611           6,296
                                                          ------------    ------------    ------------
Total expenses                                                  74,032          59,320         253,522
Less: Expenses waived or assumed                               (12,366)         (9,681)             --
 Custodian fees paid indirectly                                   (281)           (691)         (1,280)
                                                          ------------    ------------    ------------
Net expenses                                                    61,385          48,948         252,242
                                                          ------------    ------------    ------------
Net investment income                                          390,989         286,785         567,436
                                                          ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and
Foreign Currency Transactions (Note 3):
Net realized gain (loss) on investments, futures
contracts and foreign currency transactions                    106,730         (26,960)      1,249,432
Net unrealized appreciation (depreciation) of
investments, futures contracts and foreign
currency transactions                                         (574,034)       (306,996)      2,173,413
                                                          ------------    ------------    ------------
Net gain (loss) on investments, futures contracts
and foreign currency transactions                             (467,304)       (333,956)      3,422,845
                                                          ------------    ------------    ------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                                     $(76,315)       $(47,171)     $3,990,281
                                                          ============    ============    ============
(a) Net of $100,084 foreign taxes withheld


See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                           BLUE CHIP                      CASH MANAGEMENT
                                                                  ----------------------------    ----------------------------
                                                                     1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                       6/30/04        12/31/03         6/30/04        12/31/03
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $    554,287    $  1,124,281    $     18,281    $     65,126
Net realized gain (loss) on investments                              6,514,930        (328,315)             --              --
Net unrealized appreciation (depreciation)
of investments                                                      (5,320,242)     36,458,362              --              --
                                                                  ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                 1,748,975      37,254,328          18,281          65,126
                                                                  ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income                                               (1,124,258)     (1,058,840)        (18,281)        (65,126)
                                                                  ------------    ------------    ------------    ------------
Trust Share Transactions *
Proceeds from shares sold                                            3,691,700       6,955,695         743,849       2,616,598
Reinvestment of dividends                                            1,124,258       1,058,840          18,281          65,126
Cost of shares redeemed                                             (7,306,791)    (13,580,549)     (2,306,732)     (6,706,415)
                                                                  ------------    ------------    ------------    ------------
Net decrease from trust share transactions                          (2,490,833)     (5,566,014)     (1,544,602)     (4,024,691)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                               (1,866,116)     30,629,474      (1,544,602)     (4,024,691)

Net Assets
Beginning of period                                                178,610,246     147,980,772       9,640,451      13,665,142
                                                                  ------------    ------------    ------------    ------------
End of period+                                                    $176,744,130    $178,610,246    $  8,095,849    $  9,640,451
                                                                  ============    ============    ============    ============

+ Includes undistributed net investment income of                 $    554,242    $  1,124,213    $         --    $         --
                                                                  ============    ============    ============    ============
*Trust Shares Issued and Redeemed
Sold                                                                   193,625         425,092         743,849       2,616,598
Issued for dividends reinvested                                         58,191          74,097          18,281          65,126
Redeemed                                                              (384,707)       (850,401)     (2,306,732)     (6,706,415)
                                                                  ------------    ------------    ------------    ------------
Net decrease in trust shares outstanding                              (132,891)       (351,212)     (1,544,602)     (4,024,691)
                                                                  ============    ============    ============    ============

See notes to financial statements





Statements of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                             DISCOVERY                    FOCUSED EQUITY
                                                                  ----------------------------    ----------------------------
                                                                     1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                       6/30/04        12/31/03         6/30/04        12/31/03
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                                      $   (240,524)   $   (348,008)   $     24,663    $     54,981
Net realized gain (loss) on investments                              6,394,691       5,786,738         119,404        (166,220)
Net unrealized appreciation (depreciation)
of investments                                                      (2,297,523)     28,809,508          15,575       2,170,169
                                                                  ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                 3,856,644      34,248,238         159,642       2,058,930
                                                                  ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income                                                       --              --         (54,970)         (9,919)
                                                                  ------------    ------------    ------------    ------------
Trust Share Transactions *
Proceeds from shares sold                                            3,778,167       5,806,509       1,000,327       1,611,746
Reinvestment of dividends                                                   --              --          54,970           9,919
Cost of shares redeemed                                             (4,439,846)     (7,338,632)       (372,187)       (624,075)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from trust share transactions                 (661,679)     (1,532,123)        683,110         997,590
                                                                  ------------    ------------    ------------    ------------
Net increase in net assets                                           3,194,965      32,716,115         787,782       3,046,601

Net Assets
Beginning of period                                                121,831,655      89,115,540       9,974,642       6,928,041
                                                                  ------------    ------------    ------------    ------------
End of period+                                                    $125,026,620    $121,831,655    $ 10,762,424    $  9,974,642
                                                                  ============    ============    ============    ============

+ Includes undistributed net investment income (deficit) of       $  (240,524)    $         --    $     24,658    $     54,965
                                                                  ============    ============    ============    ============
*Trust Shares Issued and Redeemed
Sold                                                                   169,800         326,384         126,783         237,078
Issued for dividends reinvested                                             --              --           6,871           1,675
Redeemed                                                              (198,599)       (428,224)        (47,108)        (93,475)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in trust shares outstanding                    (28,799)       (101,840)         86,546         145,278
                                                                  ============    ============    ============    ============

See notes to financial statements





Statements of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND

----------------------------------------------------------------------------------------------------------------------------------

                                                                            GOVERNMENT                       GROWTH
                                                                  ----------------------------    ----------------------------
                                                                     1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                       6/30/04        12/31/03         6/30/04        12/31/03
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $    454,449    $  1,044,823    $    370,124    $  1,133,306
Net realized gain (loss) on investments,
futures contracts and foreign currency transactions                     (4,644)        (74,411)     13,183,922      (2,026,643)
Net unrealized appreciation (depreciation) of investments,
futures contracts and foreign currency transactions                   (258,583)       (207,715)     (5,105,618)     50,940,938
                                                                  ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                   191,222         762,697       8,448,428      50,047,601
                                                                  ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income                                               (1,273,369)     (1,075,096)     (1,133,242)       (880,061)
                                                                  ------------    ------------    ------------    ------------
Trust Share Transactions*
Proceeds from shares sold                                              615,172       3,585,627       5,488,475       9,614,986
Reinvestment of dividends                                            1,273,369       1,075,096       1,133,242         880,061
Cost of shares redeemed                                             (2,957,924)     (5,260,556)     (7,432,674)    (14,237,360)
                                                                  ------------    ------------    ------------    ------------
Net decrease from trust share transactions                          (1,069,383)       (599,833)       (810,957)     (3,742,313)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                               (2,151,530)       (912,232)      6,504,229      45,425,227

Net Assets
Beginning of period                                                 24,164,748      25,076,980     221,706,586     176,281,359
                                                                  ------------    ------------    ------------    ------------
End of period+                                                    $ 22,013,218    $ 24,164,748    $228,210,815    $221,706,586
                                                                  ============    ============    ============    ============

+Includes undistributed net investment income of                  $    563,899    $  1,273,358    $    370,114    $  1,133,232
                                                                  ============    ============    ============    ============

*Trust Shares Issued and Redeemed
Sold                                                                    60,230         341,342         177,289         364,057
Issued for dividends reinvested                                        125,827         103,874          36,113          38,924
Redeemed                                                              (288,292)       (503,373)       (239,760)       (560,944)
                                                                  ------------    ------------    ------------    ------------
Net decrease in trust shares outstanding                              (102,235)        (58,157)        (26,358)       (157,963)
                                                                  ============    ============    ============    ============

See notes to financial statements





Statements of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                                          INTERNATIONAL
                                                                            HIGH YIELD                      SECURITIES
                                                                  ----------------------------    ----------------------------
                                                                     1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                       6/30/04        12/31/03         6/30/04        12/31/03
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $  2,411,266    $  4,730,203    $    587,143    $    563,970
Net realized gain (loss) on investments,
futures contracts and foreign currency transactions                   (639,461)     (4,705,646)      7,453,346       5,416,776
Net unrealized appreciation (depreciation) of investments,
futures contracts and foreign currency transactions                    133,439      13,112,637      (5,312,722)     16,292,719
                                                                  ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                 1,905,244      13,137,194       2,727,767      22,273,465
                                                                  ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income                                               (4,775,010)     (4,616,701)     (1,067,417)       (750,556)
                                                                  ------------    ------------    ------------    ------------
Trust Share Transactions*
Proceeds from shares sold                                            2,172,012       5,271,096       1,985,623       2,569,279
Reinvestment of dividends                                            4,775,010       4,616,701       1,067,417         750,556
Cost of shares redeemed                                             (2,526,195)     (3,817,083)     (3,224,619)     (7,580,280)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from trust share transactions                4,420,827       6,070,714        (171,579)     (4,260,445)
                                                                  ------------    ------------    ------------    ------------
Net increase in net assets                                           1,551,061      14,591,207       1,488,771      17,262,464

Net Assets
Beginning of period                                                 64,158,698      49,567,491      89,737,849      72,475,385
                                                                  ------------    ------------    ------------    ------------
End of period+                                                    $ 65,709,759    $ 64,158,698    $ 91,226,620    $ 89,737,849
                                                                  ============    ============    ============    ============

+Includes undistributed net investment income of                  $  2,290,723    $  4,654,467    $    458,233    $    938,507
                                                                  ============    ============    ============    ============

*Trust Shares Issued and Redeemed
Sold                                                                   265,122         690,503         120,675         188,474
Issued for dividends reinvested                                        597,623         656,714          64,109          64,481
Redeemed                                                              (309,475)       (493,683)       (195,513)       (573,700)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in trust shares outstanding                    553,270         853,534         (10,729)       (320,745)
                                                                  ============    ============    ============    ============

See notes to financial statements





Statements of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                        INVESTMENT GRADE               TARGET MATURITY 2007
                                                                  ----------------------------    ----------------------------
                                                                     1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                       6/30/04        12/31/03         6/30/04        12/31/03
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $    955,376    $  1,901,328    $    669,662    $  1,516,626
Net realized gain (loss) on investments                                172,926        (492,139)        317,033         739,890
Net unrealized appreciation (depreciation) of investments           (1,266,365)      1,518,921      (1,128,879)     (1,670,706)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                                       (138,063)      2,928,110        (142,184)        585,810
                                                                  ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income                                               (2,097,082)     (1,905,350)     (1,516,607)     (1,630,591)
Net realized gains                                                          --              --        (726,748)       (305,141)
                                                                  ------------    ------------    ------------    ------------
Total distributions                                                 (2,097,082)     (1,905,350)     (2,243,355)     (1,935,732)
                                                                  ------------    ------------    ------------    ------------
Trust Share Transactions*
Proceeds from shares sold                                            2,002,638       5,031,355         329,938       1,052,395
Reinvestment of distributions                                        2,097,082       1,905,350       2,243,355       1,935,732
Cost of shares redeemed                                             (2,737,774)     (4,177,963)     (3,144,076)     (6,274,761)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from trust share transactions                1,361,946       2,758,742        (570,783)     (3,286,634)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                                 (873,199)      3,781,502      (2,956,322)     (4,636,556)

Net Assets
Beginning of period                                                 37,314,417      33,532,915      27,927,547      32,564,103
                                                                  ------------    ------------    ------------    ------------
End of period+                                                    $ 36,441,218    $ 37,314,417    $ 24,971,225    $ 27,927,547
                                                                  ============    ============    ============    ============

+Includes undistributed net investment income of                  $    705,023    $  1,846,729    $    669,658    $  1,516,603
                                                                  ============    ============    ============    ============

*Trust Shares Issued and Redeemed
Sold                                                                   173,351         437,133          25,229          74,579
Issued for distributions reinvested                                    182,991         170,730         171,249         138,563
Redeemed                                                              (239,290)       (363,285)       (233,936)       (445,468)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in trust shares outstanding                    117,052         244,578         (37,458)       (232,326)
                                                                  ============    ============    ============    ============

See notes to financial statements





Statements of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                       TARGET MATURITY 2010            TARGET MATURITY 2015
                                                                  ----------------------------    ----------------------------
                                                                     1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                       6/30/04        12/31/03         6/30/04        12/31/03
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $    390,989    $    783,715    $    286,785    $    462,649
Net realized gain (loss) on investments                                106,730         138,703         (26,960)        (23,930)
Net unrealized depreciation of investments                            (574,034)       (426,731)       (306,996)       (104,801)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                                        (76,315)        495,687         (47,171)        333,918
                                                                  ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income                                                 (783,712)       (748,880)       (462,639)       (288,490)
Net realized gains                                                     (65,459)             --              --              --
                                                                  ------------    ------------    ------------    ------------
Total distributions                                                   (849,171)       (748,880)       (462,639)       (288,490)
                                                                  ------------    ------------    ------------    ------------
Trust Share Transactions*
Proceeds from shares sold                                            1,187,217       2,281,857       2,314,116       4,455,629
Reinvestment of distributions                                          849,171         748,880         462,639         288,490
Cost of shares redeemed                                             (1,699,299)     (3,680,701)     (1,132,819)     (1,622,433)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from trust share transactions                  337,089        (649,964)      1,643,936       3,121,686
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                                 (588,397)       (903,157)      1,134,126       3,167,114
Net Assets
Beginning of period                                                 16,599,510      17,502,667      12,289,223       9,122,109
                                                                  ------------    ------------    ------------    ------------
End of period+                                                    $ 16,011,113    $ 16,599,510    $ 13,423,349    $ 12,289,223
                                                                  ============    ============    ============    ============

+Includes undistributed net investment income of                  $    390,976    $    783,699    $    286,780    $    462,634
                                                                  ============    ============    ============    ============

*Trust Shares Issued and Redeemed
Sold                                                                    79,139         151,355         170,566         326,769
Issued for distributions reinvested                                     57,260          49,398          33,500          20,965
Redeemed                                                              (114,420)       (242,847)        (83,836)       (118,710)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in trust shares outstanding                     21,979         (42,094)        120,230         229,024
                                                                  ============    ============    ============    ============

See notes to financial statements





Statements of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND

----------------------------------------------------------------------------------------------
                                                                                VALUE
                                                                  ----------------------------
                                                                     1/1/04 to       1/1/03 to
                                                                       6/30/04        12/31/03
----------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $    567,436    $  1,064,836
Net realized gain on investments                                     1,249,432         940,386
Net unrealized appreciation of investments                           2,173,413      10,312,762
                                                                  ------------    ------------
Net increase in net assets resulting from operations                 3,990,281      12,317,984
                                                                  ------------    ------------
Dividends to Shareholders
Net investment income                                               (1,064,819)     (1,475,704)
                                                                  ------------    ------------
Trust Share Transactions*
Proceeds from shares sold                                            2,909,935       4,339,110
Reinvestment of dividends                                            1,064,819       1,475,704
Cost of shares redeemed                                             (2,582,028)     (3,906,194)
                                                                  ------------    ------------
Net increase from trust share transactions                           1,392,726       1,908,620
                                                                  ------------    ------------
Net increase in net assets                                           4,318,188      12,750,900
Net Assets
Beginning of period                                                 57,698,039      44,947,139
                                                                  ------------    ------------
End of period+                                                    $ 62,016,227    $ 57,698,039
                                                                  ============    ============
+Includes undistributed net investment income of                  $    567,403    $  1,064,786
                                                                  ============    ============

*Trust Shares Issued and Redeemed
Sold                                                                   237,709         420,367
Issued for dividends                                                    86,150         166,370
Redeemed                                                              (210,244)       (390,632)
                                                                  ------------    ------------
Net increase in trust shares outstanding                               113,615         196,105
                                                                  ============    ============

See notes to financial statements


This page intentionally left blank.

Notes to Financial Statements
June 30, 2004


1. Significant Accounting Policies--First Investors Life Series Fund (the "Life Series Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-ended management investment company. The Life Series Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Focused Equity, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007, Target Maturity 2010, Target Maturity 2015, and Value Funds (each a "Fund"). Each Fund accounts separately for its assets, liabilities and operations. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital without regard to dividend or interest income.

Focused Equity Fund seeks capital appreciation.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth Fund seeks long-term capital appreciation.

High Yield Fund primarily seeks high current income and secondarily seeks capital appreciation.

International Securities Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Value Fund seeks total return.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices prior to the time when assets are valued based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Life Series Fund's Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At June 30, 2004, the following Funds held securities that were fair valued by the Valuation Committee: Discovery Fund held one security with a value of $2,312 representing .0% of the Fund's net assets; Growth Fund held one security with a value of $108,800 representing .05% of the Fund's net assets; High Yield Fund held three securities with an aggregate value of $1,219 representing .0% of the Fund's net assets; and International Securities Fund held one security with a value of $87 representing .0% of the Fund's net assets. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

June 30, 2004


B. Federal Income Tax--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2003, capital loss carryovers were as follows:

                                               Year Capital Loss Carryovers Expire
                         ----------------------------------------------------------------------------
Fund                           Total         2007         2008         2009         2010         2011
-----------------------  -----------  -----------  -----------  -----------  -----------  -----------
Blue Chip                $53,273,643    $     --    $       --  $26,672,038  $22,469,579   $4,132,026
Discovery                 43,649,272          --            --   28,124,916   15,524,356           --
Focused Equity             2,730,648      29,190     1,018,850      248,878    1,083,303      350,427
Government                   546,900     140,904       133,450           --           --      272,546
Growth                    24,819,636          --            --    9,135,342   12,212,770    3,471,524
High Yield                14,778,299     566,369     1,503,018    3,751,289    4,221,351    4,736,272
International Securities  17,385,481          --            --    7,723,963    9,661,518           --
Investment Grade           1,371,055      71,026       728,578       37,096       17,173      517,182
Target Maturity 2015          36,490          --         3,919       13,453        4,285       14,833
Value                     21,430,341          --            --    8,718,125   11,439,916    1,272,300

C. Foreign Currency Translations--The accounting records of the International Securities Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Securities Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Life Series Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are accreted or amortized using the interest method. For the six months ended June 30, 2004, the Bank of New York, custodian for all the Funds, except the International Securities Fund, has provided credits in the amount of $10,137 against custodian charges based on the uninvested cash balances of the Funds.

2. Trust Shares--The Declaration of Trust permits the issuance of an unlimited number of no par value shares of beneficial interest, of one or more Funds. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Security Transactions--For the six months ended June 30, 2004, purchases and sales of securities and long-term U.S. Government obligations, excluding foreign currencies and short-term securities, were as follows:

June 30, 2004


                                                       Long-Term U.S.
                                 Securities        Government Obligations
                         ------------------------  ----------------------
                             Cost of     Proceeds     Cost of    Proceeds
Fund                       Purchases     of Sales   Purchases    of Sales
----                     -----------  -----------  ----------  ----------
Blue Chip                $72,871,865  $75,840,346  $       --  $       --
Discovery                 69,346,014   73,412,793          --          --
Focused Equity             2,721,917    1,995,211          --          --
Government                        --           --   5,016,159   6,685,955
Growth                    85,519,861   87,845,638          --          --
High Yield                12,638,854   10,712,215          --          --
International Securities  48,717,111   51,016,885          --          --
Investment Grade           2,751,678    2,570,723     581,753       8,801
Target Maturity 2007             --            --          --   2,857,528
Target Maturity 2010             --            --     444,488     972,328
Target Maturity 2015             --            --   1,370,296     282,936
Value                     5,106,479     4,284,412          --          --


At June 30, 2004, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:
                                                                           Net
                                            Gross         Gross     Unrealized
                           Aggregate   Unrealized    Unrealized   Appreciation
Fund                            Cost Appreciation  Depreciation  (Depreciation)
----                    ------------ ------------  ------------  -------------
Blue Chip               $142,433,141  $35,382,147    $1,627,603    $33,754,544
Discovery                 96,591,185   30,269,492     2,241,313     28,028,179
Focused Equity             9,790,897    1,216,612       255,274        961,338
Government                21,637,888      333,136       180,953        152,183
Growth                   182,212,416   49,168,833     3,259,704     45,909,129
High Yield                66,686,704    3,418,991     5,498,252     (2,079,261)
International Securities  79,380,408   13,019,455     1,427,704     11,591,751
Investment Grade          35,196,447    1,465,154       564,874        900,280
Target Maturity 2007      22,616,542    2,367,689            --      2,367,689
Target Maturity 2010      14,124,451    1,835,577            --      1,835,577
Target Maturity 2015      12,691,963      706,175        35,737        670,438
Value                     48,726,248   13,209,569       302,948     12,906,621

4. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Life Series Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Trustees of the Life Series Fund who are not

"interested persons" of the Life Series Fund as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2004, total trustee fees accrued by the Funds amounted to $16,119.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the six months ended June 30, 2004, FIMCO has voluntarily waived 20% of the .75% annual fee on the first $250 million of average daily net assets of the Government, Investment Grade, Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds. In addition, FIMCO has voluntarily waived $14,166 in advisory fees on the Cash Management Fund to limit the Fund's overall expense ratio to .70%. For the six months ended June 30, 2004, total advisory fees accrued to FIMCO were $3,277,728 of which $100,997 was waived as noted above.

Wellington Management Company, LLP serves as investment subadviser to the Focused Equity Fund, the Growth Fund and the International Securities Fund. The subadviser is paid by FIMCO and not by the Funds.

5. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 2004, the Cash Management Fund held three144A securities with an aggregate value of $899,295 representing 11.1% of the Fund's net assets, the Discovery Fund held one 144A security with an aggregate value of $2,312 representing .0% of the Fund's net assets, the High Yield Fund held twenty-one 144A securities with an aggregate value of $11,357,651 representing 17.3% of the Fund's net assets and the Investment Grade Fund held eight 144A securities with an aggregate value of $2,020,897 representing 5.5% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts and Future Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Securities Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize the foreign exchange risk between the trade date and the settlement date of such transactions. The International Securities Fund could be exposed to risk if counter-parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are "marked-to-market" daily at the applicable translation rate provided by a pricing service approved by the Board and the resulting unrealized gains or losses are reflected in the Fund's assets.

June 30, 2004


The International Securities Fund had the following forward currency contracts outstanding at June 30, 2004:

                                                                       Unrealized
Contracts to Buy Foreign Currency   In Exchange for  Settlement Date      Loss
----------------------------------  ---------------  ---------------  -----------
 10,063,452  Japanese Yen               US $ 93,286      7/1/04        US $(1,059)
                                    ===============                    ----------

                                                                       Unrealized
Contracts to Sell Foreign Currency  In Exchange for  Settlement Date      Gain
----------------------------------  ---------------  ---------------  -----------
  5,166,934  Japanese Yen               US $ 47,676      7/2/04        US $   323
     33,203  Euro                            40,513      7/5/04               117
                                    ---------------                    ----------
                                           $ 88,189                       $   440
                                    ===============                    ----------
Net Unrealized Loss on Forward Currency Contracts                         $  (619)
                                                                       ==========

The International Securities Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risk includes the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged. At June 30, 2004, U.S. Treasury Bills with a market value of $234,510 were pledged to cover margin requirements for futures contracts. Open futures contracts at June 30, 2004 were as follows:

                                                  Unrealized
                                                Appreciation
Contracts/Delivery Month/Commitment            (Depreciation)
-----------------------------------           --------------
15 CAC 40 Index/September 2004/Buy                  $ (4,909)
3 DAX 30 Index/September 2004/Buy                      4,913
3 IBEX PLUS/July 2004/Buy                               (270)
2 MIB 30/September 2004/Buy                            2,100
25 S&P CAN 60/September 2004/Buy                      25,437
2 TSE Index/September 2004/Buy                         7,469
                                              --------------
Total Net Unrealized Appreciation on
Futures Contracts                                   $ 34,740
                                              ==============

7. Concentration of Credit Risk--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.


-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                          Income from Investment Operations            from
                        -------------------------------------  ----------------------
             Net Asset
                 Value         Net   Net Realized
             ---------  Investment and Unrealized  Total from         Net         Net
             Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
1999            $26.25       $ .12          $6.38       $6.50       $ .18       $ .43          $ .61
2000             32.14         .08          (1.74)      (1.66)        .12        1.93           2.05
2001             28.43         .08          (5.18)      (5.10)        .08        2.81           2.89
2002             20.44         .11          (5.36)      (5.25)        .09          --            .09
2003             15.10         .12           3.80        3.92         .11          --            .11
2004(b)          18.91         .06            .13         .19         .12          --            .12
----------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
1999            $ 1.00       $.046           $ --       $.046       $.046        $ --          $.046
2000              1.00        .058             --        .058        .058          --           .058
2001              1.00        .037             --        .037        .037          --           .037
2002              1.00        .012             --        .012        .012          --           .012
2003              1.00        .005             --        .005        .005          --           .005
2004(b)           1.00        .002             --        .002        .002          --           .002
----------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
1999            $26.74       $(.06)         $7.47       $7.41       $ .09       $ .10          $ .19
2000             33.96        (.02)           .57         .55          --        4.01           4.01
2001             30.50        (.07)         (6.22)      (6.29)         --        2.78           2.78
2002             21.43        (.08)         (5.73)      (5.81)         --          --             --
2003             15.62        (.06)          6.19        6.13          --          --             --
2004(b)          21.75        (.04)           .72         .68          --          --             --
----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
11/8/99 to
  12/31/99(a)   $10.00       $(.01)         $ .26       $ .25        $ --        $ --           $ --
2000             10.25         .02          (1.14)      (1.12)         --          --             --
2001              9.13         .02           (.47)       (.45)        .02          --            .02
2002              8.66         .01          (2.44)      (2.43)        .02          --            .02
2003              6.21         .04           1.68        1.72         .01          --            .01
2004(b)           7.92         .02            .09         .11         .04          --            .04
----------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
1999            $10.41       $ .61          $(.51)      $ .10       $ .59        $ --          $ .59
2000              9.92         .69            .29         .98         .68          --            .68
2001             10.22         .52            .36         .88         .65          --            .65
2002             10.45         .45            .33         .78         .52          --            .52
2003             10.71         .55           (.22)        .33         .45          --            .45
2004(b)          10.59         .28           (.19)        .09         .58          --            .58
----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S  /  S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
             Net Asset                                              Net
                 Value                                       Investment                     Net   Portfolio
               -------     Total     Net Assets                  Income              Investment    Turnover
                End of   Return*  End of Period    Expenses      (Loss)    Expenses      Income        Rate
                Period       (%)  (in millions)         (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
1999            $32.14     25.32           $275         .81         .45         N/A         N/A          91
2000             28.43     (5.75)           272         .79         .26         N/A         N/A         146
2001             20.44    (19.27)           220         .81         .38         N/A         N/A         105
2002             15.10    (25.80)           148         .81         .58         N/A         N/A         138
2003             18.91     26.19            179         .83         .71         N/A         N/A          96
2004(b)          18.98       .99            177         .82+        .62+        N/A         N/A          42
-----------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
1999            $ 1.00      4.67            $10         .70        4.61         .91        4.40         N/A
2000              1.00      5.92              9         .70        5.76         .89        5.57         N/A
2001              1.00      3.77             12         .70        3.59         .86        3.43         N/A
2002              1.00      1.22             14         .70        1.20         .98         .92         N/A
2003              1.00       .54             10         .70         .55         .95         .30         N/A
2004(b)           1.00       .21              8         .70+        .44+       1.03+        .11+        N/A
-----------------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
1999            $33.96     27.97           $148         .83        (.24)        N/A         N/A         109
2000             30.50      (.22)           157         .81        (.07)        N/A         N/A         193
2001             21.43    (21.12)           126         .83        (.33)        N/A         N/A         163
2002             15.62    (27.11)            89         .83        (.43)        N/A         N/A         130
2003             21.75     39.24            122         .85        (.35)        N/A         N/A         111
2004(b)          22.43      3.13            125         .85+       (.40)+       N/A         N/A          58
-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
11/8/99 to
  12/31/99(a)   $10.25      2.50            $ 2        1.59+      (1.39)+       N/A         N/A          12
2000              9.13    (10.93)             8         .81         .30         N/A         N/A         210
2001              8.66     (4.90)             9         .91         .28         N/A         N/A         201
2002              6.21    (28.09)             7        1.04         .13         N/A         N/A         127
2003              7.92     27.73             10         .95         .67         N/A         N/A          43
2004(b)           7.99      1.42             11         .99+        .48+        N/A         N/A          20
-----------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
1999            $ 9.92      1.05           $ 11         .76        6.07         .91        5.92          69
2000             10.22     10.54             11         .75        6.80         .90        6.65         131
2001             10.45      8.98             17         .66        6.09         .81        5.94          52
2002             10.71      7.79             25         .78        5.39         .93        5.24         101
2003             10.59      3.18             24         .75        4.98         .90        4.83          83
2004(b)          10.10       .83             22         .75+       4.94+        .90+       4.79+         24
-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                          Income from Investment Operations            from
                        -------------------------------------  ----------------------
             Net Asset
                 Value               Net Realized
             ---------         Net and Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
----------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
1999            $35.78       $ .05          $8.97       $9.02       $ .10       $1.64          $1.74
2000             43.06         .01            .02         .03         .05        3.24           3.29
2001             39.80         .06          (5.11)      (5.05)        .02        4.02           4.04
2002             30.71         .12          (6.94)      (6.82)        .06          --            .06
2003             23.83         .16           6.75        6.91         .12          --            .12
2004(b)          30.62         .05           1.13        1.18         .16          --            .16
----------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
1999            $11.70       $1.09         $ (.56)      $ .53       $1.02        $.02          $1.04
2000             11.19        1.08          (1.72)       (.64)       1.11          --           1.11
2001++            9.44         .89          (1.14)       (.25)       1.06          --           1.06
2002              8.13         .70           (.54)        .16         .89          --            .89
2003              7.40         .63           1.16        1.79         .69          --            .69
2004(b)           8.50         .30           (.06)        .24         .63          --            .63
----------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
-----------------------------
1999            $18.88       $ .15         $ 5.74      $ 5.89       $ .12       $ .03          $ .15
2000             24.62         .11          (2.68)      (2.57)        .13        2.18           2.31
2001             19.74         .12          (2.95)      (2.83)        .24        1.26           1.50
2002             15.41         .08          (2.91)      (2.83)        .08          --            .08
2003             12.50         .10           3.91        4.01         .13          --            .13
2004(b)          16.38         .11            .40         .51         .20          --            .20
----------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
1999            $11.97       $ .69          $(.98)     $ (.29)      $ .70        $.01          $ .71
2000             10.97         .76            .22         .98         .71          --            .71
2001++           11.24         .64            .21         .85         .73          --            .73
2002             11.36         .63            .22         .85         .64          --            .64
2003             11.57         .61            .34         .95         .65          --            .65
2004(b)          11.87         .30           (.32)       (.02)        .67          --            .67
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
1999            $13.83       $ .66         $(1.93)     $(1.27)      $ .62        $ --          $ .62
2000             11.94         .69           1.17        1.86         .68          --            .68
2001             13.12         .68            .31         .99         .68          --            .68
2002             13.43         .74           1.20        1.94         .69          --            .69
2003             14.68         .77           (.50)        .27         .74         .14            .88
2004(b)          14.07         .38           (.45)       (.07)        .80         .38           1.18
----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S  /  S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
             Net Asset
                 Value                                              Net                     Net   Portfolio
               -------     Total     Net Assets              Investment              Investment    Turnover
                End of   Return*  End of Period    Expenses      Income    Expenses      Income        Rate
                Period       (%)  (in millions)         (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
1999            $43.06     26.47           $262         .81         .14         N/A         N/A          38
2000             39.80       .03            278         .80         .03         N/A         N/A          74
2001             30.71    (13.36)           241         .81         .19         N/A         N/A          72
2002             23.83    (22.24)           176         .82         .43         N/A         N/A          69
2003             30.62     29.18            222         .83         .60         N/A         N/A          74
2004(b)          31.64      3.85            228         .84+        .32+        N/A         N/A          39
-----------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
1999            $11.19      4.95           $ 68         .82        9.83         N/A         N/A          33
2000              9.44     (6.36)            55         .82        9.97         N/A         N/A          30
2001++            8.13     (3.47)            50         .83       10.12         N/A         N/A          32
2002              7.40      2.25             50         .86        9.34         N/A         N/A          13
2003              8.50     26.14             64         .85        8.34         N/A         N/A          30
2004(b)           8.11      2.96             66         .85+       7.46+        N/A         N/A          18
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
-----------------------------
1999            $24.62     31.46           $127         .98         .76         N/A         N/A         118
2000             19.74    (11.67)           119         .97         .55         N/A         N/A         132
2001             15.41    (14.79)            97        1.03         .73         N/A         N/A         125
2002             12.50    (18.43)            72        1.09         .63         N/A         N/A         129
2003             16.38     32.52             90        1.08         .74         N/A         N/A         119
2004(b)          16.69      3.09             91        1.13+       1.31+        N/A         N/A          59
-----------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
1999            $10.97     (2.53)          $ 21         .68        6.12         .83        5.97          27
2000             11.24      9.51             21         .68        6.87         .83        6.72          25
2001++           11.36      7.86             28         .68        6.36         .83        6.21          13
2002             11.57      7.86             34         .74        6.02         .89        5.87          14
2003             11.87      8.60             37         .73        5.29         .88        5.14          14
2004(b)          11.18      (.33)            36         .73+       5.15+        .88+       5.00+          7
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
1999            $11.94     (9.39)          $ 25         .69        5.47         .84        5.32           2
2000             13.12     16.44             29         .67        5.77         .82        5.62           9
2001             13.43      7.76             32         .66        5.24         .81        5.09           3
2002             14.68     15.09             33         .73        5.02         .88        4.87           1
2003             14.07      1.90             28         .72        4.89         .87        4.74           0
2004(b)          12.82      (.66)            25         .73+       5.10+        .88+       4.95+          0
-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                          Income from Investment Operations            from
                        -------------------------------------  ----------------------
             Net Asset
                 Value               Net Realized
             ---------         Net and Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
1999            $13.97       $ .65         $(2.26)     $(1.61)      $ .51       $  --          $ .51
2000             11.85         .64           1.74        2.38         .68          --            .68
2001             13.55         .65            .03         .68         .64          --            .64
2002             13.59         .65           1.82        2.47         .65          --            .65
2003             15.41         .72           (.28)        .44         .67          --            .67
2004(b)          15.18         .37           (.41)       (.04)        .73         .06            .79
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
11/8/99 to
  12/31/99(a)   $10.00       $ .04          $(.53)      $(.49)       $ --        $ --           $ --
2000              9.51         .45           1.92        2.37         .03          --            .03
2001             11.85         .47           (.36)       0.11         .39          --            .39
2002             11.57         .38           2.23        2.61         .47          --            .47
2003             13.71         .50           (.06)        .44         .41          --            .41
2004(b)          13.74         .28           (.28)         --         .51          --            .51
----------------------------------------------------------------------------------------------------
VALUE FUND+++
----------
1999            $15.83       $ .31         $ 2.25      $ 2.56       $ .33       $ .51          $ .84
2000             17.55         .29           (.29)         --         .30         .86           1.16
2001             16.39         .27          (3.53)      (3.26)        .30         .12            .42
2002             12.71         .32          (3.02)      (2.70)        .27          --            .27
2003              9.74         .22           2.35        2.57         .32          --            .32
2004(b)          11.99         .11            .71         .82         .22          --            .22
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S  /  S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
             Net Asset
                 Value                                              Net                     Net   Portfolio
               -------     Total     Net Assets              Investment              Investment    Turnover
                End of   Return*  End of Period    Expenses      Income    Expenses      Income        Rate
                Period       (%)  (in millions)         (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
1999            $11.85    (11.73)           $ 9         .71        5.48         .86        5.33           9
2000             13.55     21.06             11         .70        5.72         .85        5.57          15
2001             13.59      5.15             14         .67        5.16         .82        5.01           2
2002             15.41     18.88             18         .78        4.82         .93        4.67           3
2003             15.18      2.84             17         .74        4.54         .89        4.39           1
2004(b)          14.35      (.42)            16         .75+       4.75+        .90+       4.60+          3
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
11/8/99 to
  12/31/99(a)   $ 9.51     (4.90)           $ 1        1.38+       4.24+       1.64+       3.98+          0
2000             11.85     25.01              2         .72        5.38         .87        5.23          11
2001             11.57      0.85              4         .67        5.21         .82        5.06          31
2002             13.71     23.36              9         .88        4.70        1.03        4.55           1
2003             13.74      3.24             12         .80        4.27         .95        4.12           3
2004(b)          13.23      (.13)            13         .77+       4.43+        .92+       4.28+          2
-----------------------------------------------------------------------------------------------------------
VALUE FUND+++
----------
1999            $17.55     17.41           $ 70         .65        2.12         .80        1.97          53
2000             16.39      (.59)            81         .76        1.84         .81        1.79          50
2001             12.71    (20.29)            66         .82        1.88         N/A         N/A          50
2002              9.74    (21.60)            45         .97        2.72         N/A         N/A          71
2003             11.99     27.59             58         .83        2.19         N/A         N/A          33
2004(b)          12.59      6.88             62         .84+       1.91+        N/A         N/A           7
-----------------------------------------------------------------------------------------------------------

  * The effect of fees and charges incurred at the separate account level are not reflected in these performance figures

 ** Net of expenses waived or assumed by the investment adviser (Note 4)

  + Annualized

 ++ Prior to January 1, 2001, the High Yield Fund and Investment Grade Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on the total net assets of the Funds.

+++ Prior to December 31, 2002, known as Utilities Income Fund

(a) Commencement of operations

(b) For the period January 1, 2004 to June 30, 2004

See notes to financial statements


Report of Independent Registered Public Accounting Firm
To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the thirteen Funds comprising First Investors Life Series Fund, as of June 30, 2004, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the thirteen Funds comprising First Investors Life Series Fund, as of June 30, 2004, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                      Tait, Weller & Baker
Philadelphia, Pennsylvania
August 2, 2004


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


FIRST INVESTORS LIFE SERIES FUND

Trustees
--------------------------------

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
--------------------------------

Kathryn S. Head
President

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary


The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other U.S. government agency.

FIRST INVESTORS LIFE SERIES FUND

Shareholder Information
--------------------------------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser
(Focused Equity Fund, Growth Fund and International Securities Fund only) Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Custodian
(International Securities Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


It is the Fund's practice to mail only one copy of its annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

The Statement of Additional Information includes additional information about the Fund's trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Fund uses to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the SEC's internet website at http://www.sec.gov. In addition, commencing on August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available, without charge, upon request by calling 1-800-423-4026 and on the SEC's internet website at http://www.sec.gov.

NOTES

NOTES

Item 2.  Code of Ethics

The Registrant's Board of Directors/Trustees ("Board") has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. The Code of Ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert

		 Not applicable to Semi-Annual Report

Item 4.  Principal Accountant Fees and Services

		 Not applicable to Semi-Annual Report

Item 5.  Audit Committee of Listed Registrants

		 Not applicable to Semi-Annual Report

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable to the Registrant

Item 8.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable to the Registrant

Item 9.  Submission of Matters to a Vote of Security Holders

	     	 Not applicable to the Registrant for this filing

Item 10. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits

(a)	Code of Ethics - Filed herewith

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Fund
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 8, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Life Series Fund
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 8, 2004